UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: October 1, 2017 – December 31, 2017

Item 1.  Schedule of Investments.

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Shares	Security Description	Value
Long Positions - 98.7%
Common Stock - 56.5%
Consumer Discretionary - 8.4%
2,541	American Airlines Group, Inc. (a)	$132,208
489	CarMax, Inc. (a)(b)	31,359
3,445	CVS Health Corp. (c)	249,762
5,421	General Motors Co. (a)	222,207
1,949	Harley-Davidson, Inc. (a)(c)(d)	99,165
2,020	Robert Half International, Inc.	112,191
1,137	The Cheesecake Factory, Inc.	54,781
1,645	The TJX Cos., Inc.	125,777
672	The Walt Disney Co. (a)(c)	72,247
1,985	VF Corp.	146,890
		1,246,587
Consumer Staples - 2.5%
392	AMERCO (b)	148,141
2,540	Nestle SA, ADR	218,364
		366,505
Energy - 4.5%
7,617	Enbridge, Inc.	297,901
3,872	Halliburton Co. (a)(d)	189,224
2,553	Schlumberger, Ltd. (a)	172,047
		659,172
Financial - 17.1%
1,123	American Express Co. (a)	111,525
953	Aon PLC (a)	127,702
7,718	Bank of America Corp. (a)	227,835
2,811	Berkshire Hathaway, Inc., Class B (a)(b)	557,196
6,055	Brookfield Asset Management, Inc., Class A	263,635
3,679	CBRE Group, Inc., Class A (a)(b)	159,338
1,806	Citigroup, Inc. (a)	134,384
370	Jones Lang LaSalle, Inc.	55,104
2,191	JPMorgan Chase & Co. (a)	234,306
2,400	Loews Corp.	120,072
4,800	The Bank of New York Mellon Corp.	258,528
3,615	The Blackstone Group LP	115,752
2,200	WR Berkley Corp.	157,630
		2,523,007
Healthcare - 4.3%
810	Bayer AG	101,075
1,680	Henry Schein, Inc. (b)	117,399
836	McKesson Corp.	130,374
6,580	Sanofi, ADR	282,940
		631,788
Industrial - 6.7%
1,564	Delta Air Lines, Inc. (c)	87,584
2,640	Expeditors International of Washington, Inc.	170,782
4,520	General Electric Co.	78,874
2,122	Jacobs Engineering Group, Inc. (a)	139,967
6,793	Quanta Services, Inc. (a)(b)	265,674
595	The Boeing Co. (a)	175,471
627	United Parcel Service, Inc., Class B (a)	74,707
		993,059
Information Technology - 3.0%
1,910	Apple, Inc. (a)	323,229
7,540	Conduent, Inc. (b)	121,847
		445,076
Materials - 4.6%
1,850	Axalta Coating Systems, Ltd. (b)	59,866
4,830	Cameco Corp.	44,581
1,500	Monsanto Co.	175,170
998	PPG Industries, Inc.	116,586
3,500	Royal Gold, Inc.	287,420
		683,623

ABSOLUTE FUNDS
1

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Shares	Security Description	Value
Telecommunication Services - 4.8%
131	Alphabet, Inc., Class A (a)(b)	$137,995
87	Alphabet, Inc., Class C (a)(b)	91,037
4,045	CBS Corp., Class B (a)	238,655
3,755	Liberty Global PLC, Class C (b)	127,069
6,060	News Corp., Class A	98,233
749	Spark Networks SE, ADR (b)	9,475
		702,464
Utilities - 0.6%
1,075	Dominion Energy, Inc.	87,140
Total Common Stock (Cost $6,172,543)		8,338,421

Shares	Security Description	Value
Money Market Fund - 41.5%
6,128,784	State Street Institutional Treasury Money Market Fund, Premier Share
	Class, 1.16% (e)
	(Cost $6,128,784)	6,128,784

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Purchased Options - 0.7%
Call Options Purchased - 0.7%
708	SPDR S&P 500 ETF Trust	$275.00	03/18	$19,470,000	73,632
19	United Continental Holdings, Inc.	65.00	01/19	123,500	21,128
Total Call Options Purchased (Premiums Paid $109,227)					94,760
Total Purchased Options (Premiums Paid $109,227)					94,760
Total Long Positions - 98.7% (Cost $12,410,554)					14,561,965
Total Short Positions - (37.5)% (Proceeds $(5,132,454))					(5,532,056)
Total Written Options - (0.1)% (Premiums Received $(48,782))					(20,031)
Other Assets & Liabilities, Net - 38.9%					5,748,287
Net Assets - 100.0%					$14,758,165

ABSOLUTE FUNDS
2

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
DECEMBER 31, 2017

Shares	Security Description	Value
Short Positions - (37.5)%
Common Stock - (0.6)%
Industrial - (0.6)%
(549)	Caterpillar, Inc.
	(Proceeds $(52,766))	$(86,511)

Investment Company - (36.9)%
(20,406)	SPDR S&P 500 ETF Trust
	(Proceeds $(5,079,688))	(5,445,545)
Total Short Positions - (37.5)% (Proceeds $(5,132,454))		$(5,532,056)

ABSOLUTE FUNDS
3

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
DECEMBER 31, 2017

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Written Options - (0.1)%
Call Options Written - 0.0%
(20)	Halliburton Co.	$55.00	01/18	$97,740	$(80)
(7)	Harley-Davidson, Inc.	50.00	01/18	35,616	(1,225)
(19)	United Continental Holdings, Inc.	100.00	01/19	122,930	(2,489)
Total Call Options Written (Premiums Received $(11,056))					(3,794)
Put Options Written - (0.1)%
(1)	Amazon.com, Inc.	930.00	03/18	93,000	(335)
(3)	AmerisourceBergen Corp.	75.00	02/18	22,500	(93)
(16)	AT&T, Inc.	35.00	03/18	56,000	(544)
(4)	CVS Health Corp.	65.00	02/18	26,000	(204)
(12)	Delta Air Lines, Inc.	45.00	01/18	54,000	(72)
(5)	Dunkin' Brands Group, Inc.	55.00	03/18	27,500	(225)
(3)	Facebook, Inc.	165.00	03/18	49,500	(1,017)
(7)	Harley-Davidson, Inc.	40.00	01/18	28,000	(7)
(15)	Intel Corp.	37.00	03/18	55,500	(150)
(5)	Johnson & Johnson	105.00	01/18	52,500	(17)
(7)	Microsoft Corp.	77.50	03/18	54,250	(507)
(14)	Mondelez International, Inc.	39.00	03/18	54,600	(322)
(11)	NIKE, Inc., Class B	45.00	01/19	49,500	(908)
(8)	Pfizer, Inc.	33.00	03/18	26,400	(144)
(11)	Starbucks Corp.	52.50	04/18	57,750	(765)
(3)	The Home Depot, Inc.	165.00	03/18	49,500	(186)
(26)	The Kroger Co.	22.00	04/18	57,200	(858)
(5)	The Walt Disney Co.	90.00	01/19	45,000	(1,300)
(6)	Time Warner, Inc.	85.00	03/18	51,000	(246)
(5)	Time Warner, Inc.	90.00	01/19	45,000	(3,900)
(18)	Twenty-First Century Fox, Inc.	31.00	04/18	55,800	(720)
(28)	Under Armour, Inc.	10.00	04/18	28,000	(700)
(19)	United Continental Holdings, Inc.	45.00	01/19	85,500	(2,651)
(12)	Verizon Communications, Inc.	47.00	03/18	56,400	(366)
Total Put Options Written (Premiums Received $(37,726))					(16,237)
Total Written Options - (0.1)% (Premiums Received $(48,782))					$(20,031)

ABSOLUTE FUNDS
4

ABSOLUTE CAPITAL OPPORTUNITIES FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
 DECEMBER 31, 2017

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LP	Limited Partnership
PLC	Public Limited Company
(a)	All or a portion of this security is held as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Subject to put option written by the Fund.
(d)	Subject to call option written by the Fund.
(e)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of December 31, 2017.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Common Stock
Consumer Discretionary	$1,246,587	$–	$–	$1,246,587
Consumer Staples	366,505	–	–	366,505
Energy	659,172	–	–	659,172
Financial	2,523,007	–	–	2,523,007
Healthcare	631,788	–	–	631,788
Industrial	993,059	–	–	993,059
Information Technology	445,076	–	–	445,076
Materials	683,623	–	–	683,623
Telecommunication Services	702,464	–	–	702,464
Utilities	87,140	–	–	87,140
Money Market Fund	–	6,128,784	–	6,128,784
Purchased Options	94,760	–	–	94,760
Investments at Value	$8,433,181	$6,128,784	$–	$14,561,965
Total Assets	$8,433,181	$6,128,784	$–	$14,561,965

Liabilities
Securities Sold Short
Common Stock	$(86,511)	$–	$–	$(86,511)
Investment Company	(5,445,545)	–	–	(5,445,545)
Securities Sold Short	$(5,532,056)	$–	$–	$(5,532,056)
Other Financial Instruments*
Written Options	(10,726)	(9,305)	–	(20,031)
Total Liabilities	$(5,542,782)	$(9,305)	$–	$(5,552,087)

*
Other Financial Instruments are derivatives not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as written options, which are reported at their market value at period end.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

ABSOLUTE FUNDS
5

ABSOLUTE CAPITAL OPPORTUNITIES FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
DECEMBER 31, 2017

Written Options
Balance as of 03/31/17	$(14)
Change in Unrealized Appreciation/(Depreciation)	(2,919)
Sales/Covers	2,933
Balance as of 12/31/17	$–
Net change in unrealized appreciation/(depreciation) from investments held as of 12/31/17	$–

The Fund utilizes the end of period methodology when determining transfers. As of December 31, 2017, there was $(72) transferred from Level 1 to Level 2 and $(3,907) from Level 2 to Level 1 due to securities using a quoted price versus the mean between bid and ask quotations.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABSOLUTE FUNDS
6

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Shares	Security Description	Value
Long Positions - 92.8%
Equity Securities - 34.4%
Common Stock - 34.4%
Consumer Discretionary - 4.6%
8,731	American Airlines Group, Inc. (a)	$454,274
1,546	CarMax, Inc. (b)	99,145
20,000	CVS Health Corp. (c)	1,450,000
41,343	Freshpet, Inc. (b)	783,450
17,157	General Motors Co.	703,265
60,369	Green Plains Partners LP	1,128,900
6,171	Harley-Davidson, Inc. (a)(c)(d)	313,981
7,680	Lithia Motors, Inc., Class A	872,371
114,388	Luby's, Inc. (b)	301,984
36,277	PetIQ, Inc. (b)	792,290
6,952	Robert Half International, Inc.	386,114
3,912	The Cheesecake Factory, Inc.	188,480
17,000	The TJX Cos., Inc.	1,299,820
2,311	The Walt Disney Co. (c)	248,456
12,000	VF Corp.	888,000
		9,910,530
Consumer Staples - 3.2%
1,312	AMERCO (b)	495,818
8,497	Bunge, Ltd.	569,979
10,458	Calavo Growers, Inc.	882,655
15,000	Nestle SA, ADR	1,289,550
30,231	Pilgrim's Pride Corp.(b)	938,975
11,766	Post Holdings, Inc.(b)	932,220
31,048	Sprouts Farmers Market, Inc. (b)	756,019
13,073	Tyson Foods, Inc., Class A	1,059,828
		6,925,044
Energy - 8.7%
5,221	Andeavor	596,969
22,859	Antero Midstream GP LP	450,780
36,069	Cabot Oil & Gas Corp.	1,031,573
23,434	Centennial Resource Development, Inc., Class A (b)	463,993
18,270	Cheniere Energy, Inc. (b)	983,657
2,627	Cimarex Energy Co.	320,520
3,095	Concho Resources, Inc. (b)	464,931
10,562	Continental Resources, Inc./OK (b)	559,469
11,289	Devon Energy Corp.	467,365
5,070	Diamondback Energy, Inc. (b)	640,088
65,000	Enbridge, Inc.	2,542,150
9,455	EOG Resources, Inc.	1,020,289
18,127	EQT Corp.	1,031,789
22,889	Halliburton Co. (a)(d)	1,118,585
6,177	HollyFrontier Corp.	316,386
6,424	Marathon Petroleum Corp.	423,856
12,774	MPLX LP	453,094
8,341	NextEra Energy Partners LP	359,581
11,897	ONEOK, Inc.	635,895
10,033	Patterson-UTI Energy, Inc.	230,859
1,929	Phillips 66	195,118
2,753	Pioneer Natural Resources Co.	475,856
15,894	ProPetro Holding Corp. (b)	320,423
11,681	RSP Permian, Inc. (b)	475,183
20,401	Schlumberger, Ltd.	1,374,823
14,284	Tallgrass Energy GP LP	367,670
13,401	Targa Resources Corp.	648,876
25,626	The Williams Cos., Inc.	781,337
		18,751,115
Financial - 5.8%
3,865	American Express Co. (a)	383,833
3,274	Aon PLC (a)	438,716
26,539	Bank of America Corp.	783,431
14,844	Berkshire Hathaway, Inc., Class B (a)(b)	2,942,378

ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Shares	Security Description	Value
Financial - 5.8% (continued)
40,000	Brookfield Asset Management, Inc., Class A	$1,741,600
12,656	CBRE Group, Inc., Class A (a)(b)	548,131
6,219	Citigroup, Inc. (a)	462,756
1,900	Jones Lang LaSalle, Inc.	282,967
7,535	JPMorgan Chase & Co. (a)	805,793
20,000	Loews Corp.	1,000,600
30,000	The Bank of New York Mellon Corp.	1,615,800
12,427	The Blackstone Group LP	397,913
16,000	WR Berkley Corp.	1,146,400
		12,550,318
Healthcare - 1.8%
2,715	Bayer AG	338,789
5,786	Henry Schein, Inc. (b)	404,326
2,883	McKesson Corp.	449,604
45,000	Sanofi, ADR	1,935,000
10,295	Zoetis, Inc.	741,652
		3,869,371
Industrial - 4.1%
6,373	Alamo Group, Inc.	719,321
38,075	Briggs & Stratton Corp.	965,963
7,190	Deere & Co.	1,125,307
5,374	Delta Air Lines, Inc. (c)	300,944
18,000	Expeditors International of Washington, Inc.	1,164,420
14,530	General Electric Co.	253,548
7,293	Jacobs Engineering Group, Inc. (a)	481,046
8,334	John Bean Technologies Corp.	923,407
17,342	Keane Group, Inc. (b)	329,671
23,362	Quanta Services, Inc. (a)(b)	913,688
2,044	The Boeing Co.	602,796
19,609	Trimble, Inc. (b)	796,910
1,987	United Parcel Service, Inc., Class B (a)	236,751
		8,813,772
Information Technology - 0.9%
6,124	Apple, Inc. (a)	1,036,364
53,000	Conduent, Inc. (b)	856,480
		1,892,844
Materials - 3.8%
7,108	Agrium, Inc.	817,420
1,195	Albemarle Corp.	152,828
26,000	Axalta Coating Systems, Ltd. (b)	841,360
60,000	Cameco Corp.	553,800
7,844	DowDuPont, Inc.	558,650
10,000	Monsanto Co.	1,167,800
3,195	PPG Industries, Inc.	373,240
25,000	Royal Gold, Inc.	2,053,000
26,146	The Mosaic Co.	670,906
14,257	US Silica Holdings, Inc.	464,208
5,911	Westlake Chemical Corp.	629,699
		8,282,911
Telecommunication Services - 1.5%
415	Alphabet, Inc., Class A (b)	437,161
226	Alphabet, Inc., Class C (b)	236,486
13,906	CBS Corp., Class B (a)	820,454
25,000	Liberty Global PLC, Class C (b)	846,000
50,000	News Corp., Class A	810,500
2,498	Spark Networks SE, ADR (b)	31,600
		3,182,201
Total Common Stock (Cost $56,485,609)		74,178,106
Total Equity Securities (Cost $56,485,609)		74,178,106

ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - 7.6%
Asset Backed Obligations - 0.2%
$53,087	Adjustable Rate Mortgage Trust, Series 2005-12 2A1 (e)	3.61%	03/25/36	$48,967
36,561	Adjustable Rate Mortgage Trust, Series 2006-1 3A3 (e)	3.51	03/25/36	32,383
23,678	Banc of America Funding Corp., Series 2006-E 2A1 (e)	3.71	06/20/36	23,199
48,334	Banc of America Funding Corp., Series 2007-E 4A1 (e)	3.56	07/20/47	40,970
67,561	CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12	6.00	12/25/36	64,017
26,263	CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6	5.75	04/25/37	24,979
29,816	Countrywide Alternative Loan Trust, Series 2005-50CB 1A1	5.50	11/25/35	27,570
40,108	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY5 1A1 (e)	3.80	09/25/47	39,136
52,212	IndyMac Index Mortgage Loan Trust, Series 2006-AR25 3A1 (e)	3.60	09/25/36	45,354
23,893	JPMorgan Mortgage Trust, Series 2007-A2 4A1M (e)	3.49	04/25/37	23,265
33,605	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3 3A1 (e)	3.69	04/25/47	25,516
Total Asset Backed Obligations (Cost $261,249)				395,356
Corporate Convertible Bonds - 6.1%
Consumer Discretionary - 0.4%
600,000	Horizon Global Corp.	2.75	07/01/22	565,500
500,000	JAKKS Pacific, Inc. (f)	4.88	06/01/20	393,438
				958,938
Consumer Staples - 0.2%
423,000	Carriage Services, Inc.	2.75	03/15/21	529,014
Energy - 1.0%
500,000	Clean Energy Fuels Corp. (f)	5.25	10/01/18	495,000
250,000	Helix Energy Solutions Group, Inc.	4.25	05/01/22	249,688
1,000,000	Newpark Resources, Inc. (f)	4.00	12/01/21	1,193,125
200,000	Renewable Energy Group, Inc.	2.75	06/15/19	208,500
				2,146,313
Healthcare - 1.4%
350,000	AMAG Pharmaceuticals, Inc.	3.25	06/01/22	301,219
350,000	Ironwood Pharmaceuticals, Inc.	2.25	06/15/22	406,875
250,000	Jazz Investments I, Ltd. (f)	1.50	08/15/24	236,719
600,000	Novavax, Inc.	3.75	02/01/23	283,500
500,000	Quidel Corp.	3.25	12/15/20	756,562
500,000	Repligen Corp.	2.13	06/01/21	655,312
250,000	Sucampo Pharmaceuticals, Inc.	3.25	12/15/21	304,219
				2,944,406
Industrial - 0.8%
400,000	Kaman Corp. (f)	3.25	05/01/24	446,750
650,000	TimkenSteel Corp.	6.00	06/01/21	975,000
250,000	TTM Technologies, Inc.	1.75	12/15/20	429,219
				1,850,969
Information Technology - 1.0%
400,000	Advanced Micro Devices, Inc.	2.13	09/01/26	601,750
850,000	Envestnet, Inc.	1.75	12/15/19	884,000
400,000	Veeco Instruments, Inc.	2.70	01/15/23	349,250
250,000	Workday, Inc. (f)	0.25	10/01/22	247,812
				2,082,812
Telecommunication Services - 1.3%
250,000	CalAmp Corp.	1.63	05/15/20	265,625
750,000	Global Eagle Entertainment, Inc.	3.25	02/15/35	457,031
1,150,000	Harmonic, Inc.	4.00	12/01/20	1,158,625
700,000	Pandora Media, Inc.	1.75	12/01/20	621,687
250,000	Wayfair, Inc. (f)	0.38	09/01/22	261,563
				2,764,531
Total Corporate Convertible Bonds (Cost $12,236,660)				13,276,983
Exchange Traded Note - 1.3%
150,000	PowerShares DB Agriculture Fund ETF (b)
	(Cost $2,825,970)			2,814,000
Total Fixed Income Securities (Cost $15,323,879)				16,486,339

ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Shares	Security Description	Value
Investment Companies - 28.8%
1,289,545	Absolute Capital Opportunities Fund (b)(g)	$14,662,129
1,958,864	Absolute Convertible Arbitrage Fund (g)	19,960,823
100,535	SPDR S&P 500 ETF Trust	26,828,770
25,000	VanEck Vectors Gold Miners ETF	581,000
Total Investment Companies (Cost $44,927,909)		62,032,722

Shares	Security Description	Value
Money Market Fund - 21.6%
46,576,201	State Street Institutional Treasury Money Market Fund, Premier Share
	Class, 1.16% (h)
	(Cost $46,576,201)	46,576,201

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Purchased Options - 0.4%
Call Options Purchased - 0.4%
9,651	PowerShares DB Commodity Index Tracking Fund ETF	$17.00	04/18	$16,406,700	386,040

2,437	SPDR S&P 500 ETF Trust	275.00	03/18	67,017,500	253,448
60	United Continental Holdings, Inc.	65.00	01/19	390,000	66,720
5,000	VanEck Vectors Gold Miners ETF	26.00	01/18	13,000,000	15,000
2,500	VanEck Vectors Gold Miners ETF	28.00	03/18	7,000,000	28,750
2,500	VanEck Vectors Gold Miners ETF	26.00	03/18	6,500,000	67,500
Total Call Options Purchased (Premiums Paid $1,128,295)					817,458
Total Purchased Options (Premiums Paid $1,128,295)					817,458
Total Long Positions - 92.8% (Cost $164,441,893)					200,090,826
Total Short Positions - (35.1)% (Proceeds $(75,935,613))					(75,583,915)
Total Written Options - 0.0% (Premiums Received $(169,068))					(68,131)
Other Assets & Liabilities, Net - 42.3%					91,239,658
Net Assets - 100.0%					$215,678,438

ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
DECEMBER 31, 2017

Shares	Security Description	Value
Short Positions - (35.1)%
Common Stock - (22.4)%
Consumer Discretionary - (5.7)%
(410)	Amazon.com, Inc.	$(479,483)
(20,263)	Bojangles', Inc.	(239,103)
(10,131)	Brinker International, Inc.	(393,488)
(7,400)	Carnival Corp.	(491,138)
(3,268)	Casey's General Stores, Inc.	(365,820)
(1,144)	Chipotle Mexican Grill, Inc.	(330,650)
(2,124)	Cracker Barrel Old Country Store, Inc.	(337,482)
(9,150)	DR Horton, Inc.	(467,291)
(19,609)	Duluth Holdings, Inc., Class B	(350,021)
(21,500)	Fiat Chrysler Automobiles NV	(384,630)
(9,315)	Fiesta Restaurant Group, Inc.	(176,985)
(27,552)	Ford Motor Co.	(344,125)
(22,100)	General Motors Co.	(905,879)
(13,300)	HD Supply Holdings, Inc.	(532,399)
(12,500)	Horizon Global Corp.	(175,250)
(3,595)	Jack in the Box, Inc.	(352,705)
(6,248)	JAKKS Pacific, Inc.	(14,683)
(20,170)	Leggett & Platt, Inc.	(962,714)
(7,630)	Lowe's Cos., Inc.	(709,132)
(2,510)	Mohawk Industries, Inc.	(692,509)
(39,219)	Noodles & Co.	(205,900)
(5,883)	Red Robin Gourmet Burgers, Inc.	(331,801)
(5,556)	Shake Shack, Inc.	(240,019)
(2,230)	The Home Depot, Inc.	(422,652)
(515)	The Priceline Group, Inc.	(894,936)
(5,393)	Tractor Supply Co.	(403,127)
(1,020)	Ulta Beauty, Inc.	(228,133)
(14,707)	Vista Outdoor, Inc.	(214,281)
(32,600)	Volvo AB, Class B	(606,846)
		(12,253,182)
Consumer Staples - (2.6)%
(10,580)	AerCap Holdings NV	(556,614)
(22,066)	Amira Nature Foods, Ltd.	(92,015)
(9,641)	Archer-Daniels-Midland Co.	(386,411)
(14,750)	Carriage Services, Inc.	(379,223)
(3,922)	Dr. Pepper Snapple Group, Inc.	(380,669)
(1,650)	FleetCor Technologies, Inc.	(317,510)
(19,609)	Flowers Foods, Inc.	(378,650)
(22,387)	Hostess Brands, Inc.	(331,551)
(2,778)	Ingredion, Inc.	(388,364)
(14,370)	Macquarie Infrastructure Corp.	(922,554)
(3,268)	McCormick & Co., Inc., Non-Voting Shares	(333,042)
(3,432)	PepsiCo., Inc.	(411,565)
(2,778)	Sanderson Farms, Inc.	(385,531)
(4,085)	The Kraft Heinz Co.	(317,650)
(2,778)	TreeHouse Foods, Inc.	(137,400)
		(5,718,749)
Energy - (0.4)%
(2,740)	Helix Energy Solutions Group, Inc.	(20,660)
(74,800)	Newpark Resources, Inc.	(643,280)
(8,000)	Renewable Energy Group, Inc.	(94,400)
		(758,340)
Financial - (5.8)%
(777,000)	Agricultural Bank of China, Ltd., Class H	(362,004)
(11,840)	Air Lease Corp.	(569,386)
(2,975)	Alliance Data Systems Corp.	(754,103)
(1,530)	Ameriprise Financial, Inc.	(259,289)
(5,150)	AvalonBay Communities, Inc. REIT	(918,812)
(76,458)	Banco Santander SA, ADR	(500,035)
(11,350)	Bank of America Corp.	(335,052)
(760,000)	Bank of China, Ltd., Class H	(373,538)
(457,000)	Bank of Communications Co., Ltd., Class H	(339,262)

ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
DECEMBER 31, 2017

Shares	Security Description	Value
Financial - (5.8)% (continued)
(7,100)	Boston Properties, Inc. REIT	$(923,213)
(606,000)	China CITIC Bank Corp., Ltd., Class H	(380,066)
(417,000)	China Construction Bank Corp., Class H	(384,290)
(370,000)	China Galaxy Securities Co., Ltd., Class H	(272,781)
(109,000)	China Merchants Bank Co., Ltd., Class H	(433,888)
(166,000)	CITIC Securities Co., Ltd., Class H	(342,502)
(27,100)	Deutsche Bank AG	(515,713)
(13,400)	Erste Group Bank AG	(580,496)
(502,000)	Industrial & Commercial Bank of China, Ltd., Class H	(404,152)
(130,200)	Intesa Sanpaolo SpA	(432,730)
(3,520)	M&T Bank Corp.	(601,885)
(62,700)	Nordea Bank AB	(758,995)
(14,275)	OTP Bank PLC	(590,939)
(31,500)	Swedbank AB, Class A	(759,938)
(10,600)	The Blackstone Group LP	(339,412)
(7,500)	The Charles Schwab Corp.	(385,275)
		(12,517,756)
Healthcare - (0.7)%
(7,234)	AMAG Pharmaceuticals, Inc.	(95,850)
(15,500)	Ironwood Pharmaceuticals, Inc.	(232,345)
(530)	Jazz Pharmaceuticals PLC	(71,365)
(31,300)	Novavax, Inc.	(38,812)
(12,070)	Quidel Corp.	(523,235)
(11,412)	Repligen Corp.	(414,027)
(9,000)	Sucampo Pharmaceuticals, Inc., Class A	(161,550)
		(1,537,184)
Industrial - (4.3)%
(2,615)	AGCO Corp.	(186,789)
(8,500)	Atlas Copco AB, Class A	(367,020)
(1,721)	Caterpillar, Inc.	(271,195)
(26,146)	CNH Industrial NV	(350,356)
(12,180)	Eaton Corp. PLC	(962,342)
(10,400)	Emerson Electric Co.	(724,776)
(2,680)	Illinois Tool Works, Inc.	(447,158)
(3,600)	Kaman Corp.	(211,824)
(1,780)	Martin Marietta Materials, Inc.	(393,451)
(20,500)	SKF AB, Class B	(455,328)
(2,288)	Snap-on, Inc.	(398,798)
(6,775)	Spirit AeroSystems Holdings, Inc., Class A	(591,119)
(8,600)	Textron, Inc.	(486,674)
(1,160)	The Boeing Co.	(342,096)
(6,030)	The Middleby Corp.	(813,748)
(39,800)	TimkenSteel Corp.	(604,562)
(22,500)	TTM Technologies, Inc.	(352,575)
(2,470)	Vulcan Materials Co.	(317,074)
(9,900)	Wartsila OYJ Abp	(624,810)
(16,505)	Welbilt, Inc.	(388,033)
		(9,289,728)
Information Technology - (2.2)%
(42,500)	Advanced Micro Devices, Inc.	(436,900)
(8,250)	Autodesk, Inc.	(864,847)
(19,500)	CA, Inc.	(648,960)
(5,100)	Envestnet, Inc.	(254,235)
(17,400)	Intel Corp.	(803,184)
(2,780)	NVIDIA Corp.	(537,930)
(12,600)	Oracle Corp.	(595,728)
(5,750)	salesforce.com, Inc.	(587,823)
(2,800)	Veeco Instruments, Inc.	(41,580)
(770)	Workday, Inc., Class A	(78,340)
		(4,849,527)
Materials - (0.4)%
(8,988)	CF Industries Holdings, Inc.	(382,349)
(5,719)	Compass Minerals International, Inc.	(413,198)
		(795,547)

ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
DECEMBER 31, 2017

Shares	Security Description	Value
Telecommunication Services - (0.3)%
(4,600)	CalAmp Corp.	$(98,578)
(13,700)	Global Eagle Entertainment, Inc.	(31,373)
(101,600)	Harmonic, Inc.	(426,720)
(4,000)	Pandora Media, Inc.	(19,280)
(1,450)	Wayfair, Inc., Class A	(116,391)
		(692,342)
Total Common Stock (Proceeds $(50,340,163))		(48,412,355)

Principal	Security Description	Value
Exchange Traded Note - (1.3)%
$(20,000)	VelocityShares Daily Inverse VIX Short Term ETN
	(Proceeds $(2,708,694))	(2,688,800)

Shares	Security Description	Value
Investment Companies - (11.4)%
(50,000)	First Trust Dow Jones Internet Index Fund ETF	(5,494,000)
(10,000)	iShares PHLX Semiconductor ETF	(1,698,100)
(64,793)	SPDR S&P 500 ETF Trust	(17,290,660)
Total Investment Companies (Proceeds $(22,886,756))		(24,482,760)
Total Short Positions - (35.1)% (Proceeds $(75,935,613))		$(75,583,915)

ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
DECEMBER 31, 2017

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Written Options - 0.0%
Call Options Written - 0.0%
(69)	Halliburton Co.	$55.00	01/18	$337,203	$(276)
(31)	Harley-Davidson, Inc.	50.00	01/18	157,728	(5,425)
(59)	United Continental Holdings, Inc.	100.00	01/19	381,730	(7,729)
Total Call Options Written (Premiums Received $(42,042))					(13,430)
Put Options Written - 0.0%
(2)	Amazon.com, Inc.	930.00	03/18	186,000	(670)
(13)	AmerisourceBergen Corp.	75.00	02/18	97,500	(403)
(56)	AT&T, Inc.	35.00	03/18	196,000	(1,904)
(15)	CVS Health Corp.	65.00	02/18	97,500	(765)
(37)	Delta Air Lines, Inc.	45.00	01/18	166,500	(222)
(18)	Dunkin' Brands Group, Inc.	55.00	03/18	99,000	(810)
(12)	Facebook, Inc.	165.00	03/18	198,000	(4,068)
(31)	Harley-Davidson, Inc.	40.00	01/18	124,000	(31)
(53)	Intel Corp.	37.00	03/18	196,100	(530)
(16)	Johnson & Johnson	105.00	01/18	168,000	(56)
(25)	Microsoft Corp.	77.50	03/18	193,750	(1,812)
(50)	Mondelez International, Inc.	39.00	03/18	195,000	(1,150)
(34)	NIKE, Inc., Class B	45.00	01/19	153,000	(2,805)
(30)	Pfizer, Inc.	33.00	03/18	99,000	(540)
(37)	Starbucks Corp.	52.50	04/18	194,250	(2,571)
(12)	The Home Depot, Inc.	165.00	03/18	198,000	(744)
(90)	The Kroger Co.	22.00	04/18	198,000	(2,970)
(18)	The Walt Disney Co.	90.00	01/19	162,000	(4,680)
(23)	Time Warner, Inc.	85.00	03/18	195,500	(943)
(16)	Time Warner, Inc.	90.00	01/19	144,000	(12,480)
(64)	Twenty-First Century Fox, Inc.	31.00	04/18	198,400	(2,560)
(99)	Under Armour, Inc.	10.00	04/18	99,000	(2,475)
(59)	United Continental Holdings, Inc.	45.00	01/19	265,500	(8,231)
(42)	Verizon Communications, Inc.	47.00	03/18	197,400	(1,281)
Total Put Options Written (Premiums Received $(127,026))					(54,701)
Total Written Options - 0.0% (Premiums Received $(169,068))					$(68,131)

ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
DECEMBER 31, 2017

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	All or a portion of this security is held as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Subject to put option written by the Fund.
(d)	Subject to call option written by the Fund.
(e)	Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2017.
(f)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $3,274,407 or 1.5% of net assets.
(g)	Affiliated Company.
(h)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

At December 31, 2017, the Fund held the following exchange traded futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation
(850)	S&P 500 E-mini Future	03/20/18	$(112,118,296)	$(1,611,704)

Affiliated investments are investments that are managed by the adviser, and are noted in the Absolute Strategies Fund’s Schedule of Investments. Transactions during the period with affiliates were as follows:

Investment Companies
Absolute Capital Opportunities Fund	Balance 3/31/2017	Gross Additions	Gross Reductions	Change in Unrealized Appreciation	Balance 12/31/2017	Realized Gain/(Loss)	Investment Income
Shares/
Principal	1,289,545	–	–	–	1,289,545
Cost	$13,010,000	$–	$–	$–	$13,010,000	$–	$–
Value	14,146,311	–	–	515,818	14,662,129

Absolute Convertible Arbitrage Fund	Balance 3/31/2017	Gross Additions	Gross Reductions	Change in Unrealized Appreciation	Balance 12/31/2017	Realized Gain/(Loss)	Investment Income
Shares/
Principal	–	1,958,864	–	–	1,958,864
Cost	$–	$20,000,000	$–	$–	$20,000,000	$–	$–
Value	–	–	–	(39,177)	19,960,823

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of December 31, 2017.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
DECEMBER 31, 2017

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Common Stock
Consumer Discretionary	$9,910,530	$–	$–	$9,910,530
Consumer Staples	6,925,044	–	–	6,925,044
Energy	18,751,115	–	–	18,751,115
Financial	12,550,318	–	–	12,550,318
Healthcare	3,869,371	–	–	3,869,371
Industrial	8,813,772	–	–	8,813,772
Information Technology	1,892,844	–	–	1,892,844
Materials	8,282,911	–	–	8,282,911
Telecommunication Services	3,182,201	–	–	3,182,201
Asset Backed Obligations	–	395,356	–	395,356
Corporate Convertible Bonds	–	13,276,983	–	13,276,983
Exchange Traded Note	2,814,000	–	–	2,814,000
Investment Companies	62,032,722	–	–	62,032,722
Money Market Fund	–	46,576,201	–	46,576,201
Purchased Options	706,208	111,250	–	817,458
Investments at Value	$139,731,036	$60,359,790	$–	$200,090,826
Total Assets	$139,731,036	$60,359,790	$–	$200,090,826
Liabilities
Securities Sold Short
Common Stock	$(48,412,355)	$–	$–	$(48,412,355)
Exchange Traded Note	(2,688,800)	–	–	(2,688,800)
Investment Companies	(24,482,760)	–	–	(24,482,760)
Securities Sold Short	$(75,583,915)	$–	$–	$(75,583,915)
Other Financial Instruments*
Written Options	(36,913)	(31,218)	–	(68,131)
Futures	(1,611,704)	–	–	(1,611,704)
Total Other Financial Instruments*	$(1,648,617)	$(31,218)	$–	$(1,679,835)
Total Liabilities	$(77,232,532)	$(31,218)	$–	$(77,263,750)

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as written options and futures at period end.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Written Options
Balance as of 03/31/17	$(126)
Change in Unrealized Appreciation /(Depreciation)	(26,270)
Sales/Covers	26,396
Balance as of 12/31/17	$-
Net change in unrealized appreciation / (depreciation) from investments held as of 12/31/17	$-

The Fund utilizes the end of period methodology when determining transfers. As of December 31, 2017, there was $(222) transferred from Level 1 to Level 2 and $(12,511) from Level 2 to Level 1 due to securities using a quoted price versus the mean between bid and ask quotations.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABSOLUTE FUNDS

ABSOLUTE CONVERTIBLE ARBITRAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Principal	Security Description	Rate	Maturity	Value
Long Positions - 120.2%
Corporate Convertible Bonds - 48.2% (a)
Consumer Discretionary - 1.6%
$400,000	Horizon Global Corp.	2.75%	07/01/22	$377,000
250,000	Marriott Vacations Worldwide Corp. (b)	1.50	09/15/22	280,469
				657,469
Consumer Staples - 2.2%
600,000	Carriage Services, Inc.	2.75	03/15/21	750,375
125,000	Flexion Therapeutics, Inc. (b)	3.38	05/01/24	152,187
				902,562
Energy - 5.3%
250,000	Bristow Group, Inc.	4.50	06/01/23	276,406
250,000	Helix Energy Solutions Group, Inc.	4.25	05/01/22	249,687
500,000	Newpark Resources, Inc. (b)	4.00	12/01/21	596,563
983,000	Renewable Energy Group, Inc.	2.75	06/15/19	1,024,778
				2,147,434
Financial - 2.4%
300,000	Encore Capital Group, Inc.	3.00	07/01/20	333,750
628,000	Encore Capital Group, Inc.	2.88	03/15/21	615,440
				949,190
Healthcare - 13.1%
500,000	Accuray, Inc. (b)	3.75	07/15/22	527,500
650,000	AMAG Pharmaceuticals, Inc.	3.25	06/01/22	559,406
200,000	Insulet Corp. (b)	1.38	11/15/24	203,125
400,000	Ironwood Pharmaceuticals, Inc.	2.25	06/15/22	465,000
500,000	Jazz Investments I, Ltd. (b)	1.50	08/15/24	473,438
400,000	Novavax, Inc.	3.75	02/01/23	189,000
500,000	Quidel Corp.	3.25	12/15/20	756,562
500,000	Repligen Corp.	2.13	06/01/21	655,312
750,000	Sucampo Pharmaceuticals, Inc.	3.25	12/15/21	912,656
500,000	Theravance Biopharma, Inc.	3.25	11/01/23	548,438
				5,290,437
Industrial - 9.8%
588,000	Echo Global Logistics, Inc.	2.50	05/01/20	610,050
329,000	Fluidigm Corp.	2.75	02/01/34	274,509
350,000	II-VI, Inc. (b)	0.25	09/01/22	422,625
600,000	Kaman Corp. (b)	3.25	05/01/24	670,125
1,000,000	Team, Inc. (b)	5.00	08/01/23	1,015,625
350,000	TimkenSteel Corp.	6.00	06/01/21	525,000
250,000	TTM Technologies, Inc.	1.75	12/15/20	429,219
				3,947,153
Information Technology - 7.2%
500,000	Advanced Micro Devices, Inc.	2.13	09/01/26	752,187
500,000	Avid Technology, Inc.	2.00	06/15/20	431,562
650,000	Envestnet, Inc.	1.75	12/15/19	676,000
900,000	Veeco Instruments, Inc.	2.70	01/15/23	785,813
250,000	Workday, Inc. (b)	0.25	10/01/22	247,813
				2,893,375
Materials - 1.2%
500,000	SSR Mining, Inc.	2.88	02/01/33	490,000

Telecommunication Services - 5.4%
569,000	CalAmp Corp.	1.63	05/15/20	604,563
350,000	Global Eagle Entertainment, Inc.	3.25	02/15/35	213,281
350,000	Harmonic, Inc.	4.00	12/01/20	352,625
550,000	Pandora Media, Inc.	1.75	12/01/20	488,469

ABSOLUTE FUNDS

1

ABSOLUTE CONVERTIBLE ARBITRAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Principal	Security Description	Rate	Maturity	Value
Telecommunication Services - 5.4%
$500,000	Wayfair, Inc. (b)	0.38%	09/01/22	$523,125
				2,182,063
Total Corporate Convertible Bonds (Cost $18,897,172)				19,459,683

Shares	Security Description	Value
Money Market Fund - 72.0%
29,103,616	State Street Institutional Treasury Money Market Fund, Premier Share Class, 1.16% (c)*
	(Cost $29,103,616)	29,103,616

Total Long Positions - 120.2% (Cost $48,000,788)		48,563,299
Total Short Positions - (20.4)% (Proceeds $(8,068,746))		(8,236,399)
Other Assets & Liabilities, Net - 0.2%		89,736
Net Assets - 100.0%		$40,416,636

* A portion of this holding represents proceeds from short sales held by the custodian as collateral for those short positions.
ABSOLUTE FUNDS

2

ABSOLUTE CONVERTIBLE ARBITRAGE FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
DECEMBER 31, 2017

Shares	Security Description	Value
Short Positions - (20.4)%
Common Stock - (20.4)%
Consumer Discretionary - (0.6)%
(8,431)	Horizon Global Corp.	$(118,202)
(803)	Marriott Vacations Worldwide Corp.	(108,574)
		(226,776)
Consumer Staples - (1.5)%
(20,900)	Carriage Services, Inc.	(537,339)
(2,845)	Flexion Therapeutics, Inc.	(71,239)
		(608,578)
Energy - (2.5)%
(12,000)	Bristow Group, Inc.	(161,640)
(2,700)	Helix Energy Solutions Group, Inc.	(20,358)
(37,400)	Newpark Resources, Inc.	(321,640)
(43,500)	Renewable Energy Group, Inc.	(513,300)
		(1,016,938)
Financial - (1.0)%
(9,177)	Encore Capital Group, Inc.	(386,352)

Healthcare - (6.5)%
(52,900)	Accuray, Inc.	(227,470)
(13,200)	AMAG Pharmaceuticals, Inc.	(174,900)
(1,230)	Insulet Corp.	(84,870)
(17,900)	Ironwood Pharmaceuticals, Inc.	(268,321)
(1,120)	Jazz Pharmaceuticals PLC	(150,808)
(20,800)	Novavax, Inc.	(25,792)
(12,100)	Quidel Corp.	(524,535)
(11,496)	Repligen Corp.	(417,075)
(26,800)	Sucampo Pharmaceuticals, Inc., Class A	(481,060)
(9,700)	Theravance Biopharma, Inc.	(270,533)
		(2,625,364)
Industrial - (4.4)%
(4,100)	Echo Global Logistics, Inc.	(114,800)
(1,300)	Fluidigm Corp.	(7,657)
(4,900)	II-VI, Inc.	(230,055)
(5,500)	Kaman Corp.	(323,620)
(28,300)	Team, Inc.	(421,670)
(21,500)	TimkenSteel Corp.	(326,585)
(22,500)	TTM Technologies, Inc.	(352,575)
		(1,776,962)
Information Technology - (2.3)%
(53,200)	Advanced Micro Devices, Inc.	(546,896)
(5,300)	Avid Technology, Inc.	(28,567)
(3,900)	Envestnet, Inc.	(194,415)
(6,400)	Veeco Instruments, Inc.	(95,040)
(760)	Workday, Inc., Class A	(77,322)
		(942,240)
Materials - (0.1)%
(3,400)	SSR Mining, Inc.	(29,886)

Telecommunication Services - (1.5)%
(10,603)	CalAmp Corp.	(227,222)
(6,500)	Global Eagle Entertainment, Inc.	(14,885)
(30,900)	Harmonic, Inc.	(129,780)
(2,700)	Pandora Media, Inc.	(13,014)
(2,970)	Wayfair, Inc., Class A	(238,402)
		(623,303)
Total Common Stock (Proceeds $(8,068,746))		(8,236,399)
Total Short Positions - (20.4)% (Proceeds $(8,068,746))		$(8,236,399)

ABSOLUTE FUNDS

3

ABSOLUTE CONVERTIBLE ARBITRAGE FUND
NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Unaudited)
DECEMBER 31, 2017

PLC	Public Limited Company
(a)	All or a portion of these securities are held as collateral for securities sold short.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $5,112,595 or 12.7% of net assets.
(c)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of December 31, 2017.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Corporate Convertible Bonds	$–	$19,459,683	$–	$19,459,683
Money Market Fund	–	29,103,616	–	29,103,616
Investments at Value	$–	$48,563,299	$–	$48,563,299
Total Assets	$–	$48,563,299	$–	$48,563,299

Liabilities
Securities Sold Short
Common Stock	$(8,236,399)	$–	$–	$(8,236,399)
Securities Sold Short	$(8,236,399)	$–	$–	$(8,236,399)
Total Liabilities	$(8,236,399)	$–	$–	$(8,236,399)

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2017.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABSOLUTE FUNDS
4

ADALTA INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Shares	Security Description	Value
Equity Securities - 96.8%
Common Stock - 96.8%
Belgium - 3.3%
5,390	Anheuser-Busch InBev SA/NV, ADR	$601,308
Brazil - 5.2%
535,300	GP Investments, Ltd., BDR(a)	931,139
Canada - 7.3%
12,935	Granite REIT	506,801
576,750	Obsidian Energy, Ltd.(a)	715,170
9,300	Points International, Ltd.(a)	95,697
		1,317,668
China - 11.6%
4,246	Baidu, Inc., ADR(a)	994,456
98,500	Byd Co., Ltd., Class H	858,566
34,977	Kandi Technologies Group, Inc.(a)	237,844
		2,090,866
Cyprus - 1.7%
2,021,534	Secure Property Development & Investment PLC(a)	313,878
Hong Kong - 4.4%
3,590,300	Genting Hong Kong, Ltd.	789,866
India - 11.4%
127,950	Dewan Housing Finance Corp., Ltd.	1,168,093
88,400	NIIT Technologies, Ltd.	893,384
		2,061,477
Indonesia - 2.5%
24,199,300	Panin Financial Tbk PT(a)	442,339
Italy - 1.7%
8,947	Yoox Net-A-Porter Group SpA, Class A(a)	312,605
Japan - 6.8%
16,500	Rakuten, Inc.(a)	151,198
24,000	Sony Corp.	1,082,689
		1,233,887
Mexico - 5.8%
68,506	Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	549,418
4,779	Grupo Aeroportuario del Pacifico SAB de CV, ADR	491,090
		1,040,508
Russian Federation - 3.5%
15,070	Tarkett SA	632,499

South Korea - 4.8%
4,231	GS Home Shopping, Inc.(a)	856,831

Shares	Security Description	Value
Spain - 3.9%
27,764	Cellnex Telecom SA(b)	$711,224
Switzerland - 8.4%
6,293	Dufry AG(a)	935,764
26,278	STMicroelectronics NV, ADR	573,912
		1,509,676
United States - 14.5%
35,846	KKR & Co. LP	754,917
60,604	TCG BDC, Inc.	1,214,506
20,000	The Blackstone Group LP	640,400
		2,609,823
Total Common Stock
(Cost $15,639,381)		17,455,594
Preferred Stock - 0.0%
United States - 0.0%
132,573	Earlyshares.com, Inc.,
	Class A, Class A(a)(c)(d)
	(Cost $200,000)	0

Principal	Security Description	Value
Private Equity Fund - 0.0%
India - 0.0%
$36,915	Bharat Investors LP(a)(c)(e)
	(Cost $36,915)	3,438
Total Equity Securities
(Cost $15,876,296)		17,459,032

Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - 1.7%
Corporate Convertible Bond - 1.7%
Phillipines - 1.7%
300,000	Migo(c)(Cost $300,000)	7.50%	06/14/19	300,000

Total Fixed Income Securities
(Cost $300,000)				300,000
Investments, at value - 98.5%
(Cost $16,176,296)				$17,759,032
Other Assets & Liabilities, Net - 1.5%				266,982
Net Assets - 100.0%				$18,026,014

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
1

ADALTA INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $711,224 or 3.9% of net assets.
(c)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $303,438 or 1.7% of net assets.
(d)
Private preferred stock purchased on 06/21/13. The preferred shares have the right to receive dividends when, as and if declared by the Board of Trustees. Preferred shares hold rights to convert to shares of Common Stock. Illiquid investment in which redemptions are not accepted. No unfunded commitments as of December 31, 2017.

(e)
Private equity fund purchased on 03/08/13 that invests in Unitech Corporate Parks PLC. Redemptions may be made on the last day of each calendar quarter upon 60 days written notice. No unfunded commitments as of December 31, 2017.

The following is a summary of the inputs used to value the Fund's inputs as of December 31, 2017.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$17,455,594
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	303,438
Total	$17,759,032

The Level 1 value displayed in this table is Common Stock. The Level 3 value displayed in this table is Preferred Stock, Private Equity Fund and a Corporate Convertible Bond. Refer to this Schedule of Investments for a further breakout of each security by country and instrument type.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	PreferredStock	Private Equity Funds	Corporate Convertible Bond
Balance as of 03/31/17	$-	$4,693	$-
Purchases	-	-	300,000
Sales	-	-	-
Realized gain	-	-	-
Change in Unrealized Appreciation / (Depreciation)	-	(1,255)	-
Balance as of 12/31/17	$-	$3,438	$300,000
Net change in unrealized appreciation / (depreciation) from investments held as of 12/31/17	$-	$(1,255)	$-

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2017.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
2

BECK, MACK & OLIVER PARTNERS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2017

Shares	Security Description	Value
Common Stock - 99.4%
Consumer Discretionary - 4.5%
48,000	Liberty Global PLC, Class A(a)	$1,720,320

Consumer Staples - 4.4%
8,500	Anheuser-Busch InBev SA/NV, ADR	948,260
70,000	Crimson Wine Group, Ltd.(a)	746,900
		1,695,160
Energy - 15.5%
17,000	Devon Energy Corp.	703,800
27,000	Enterprise Products Partners LP	715,770
8,000	Kinder Morgan, Inc.	144,560
90,000	Matador Resources Co.(a)	2,801,700
97,000	San Juan Basin Royalty Trust	799,280
12,000	Schlumberger, Ltd.	808,680
		5,973,790
Financials - 26.9%
70,000	Apollo Global Management, LLC	2,342,900
6,000	Credit Acceptance Corp.(a)	1,940,880
12,000	Enstar Group, Ltd.(a)	2,409,000
17,000	JPMorgan Chase & Co.	1,817,980
57,000	The Blackstone Group LP	1,825,140
		10,335,900
Healthcare - 17.8%
14,000	Abbott Laboratories	798,980
20,000	Gilead Sciences, Inc.	1,432,800
48,000	Grifols SA, ADR	1,100,160
8,500	Laboratory Corp. of America Holdings(a)	1,355,835
19,000	Merck & Co., Inc.	1,069,130
5,500	Waters Corp.(a)	1,062,545
		6,819,450
Industrials - 8.9%
24,000	Armstrong World Industries, Inc.(a)	1,453,200
40,000	Chicago Bridge & Iron Co. NV	645,600
8,000	Fluor Corp.	413,200
11,000	Wabtec Corp.	895,730
		3,407,730
Real Estate - 3.7%
28,080	Homefed Corp.(a)	1,432,080

Technology - 14.1%
2,000	Alphabet, Inc., Class C(a)	2,092,800
68,000	BlackBerry, Ltd.(a)	759,560
21,000	Microsoft Corp.	1,796,340
12,000	QUALCOMM, Inc.	768,240
		5,416,940

Shares	Security Description	Value
Telecommunication Services - 3.6%
84,000	CenturyLink, Inc.	$1,401,120
Total Common Stock
(Cost $30,538,441)		38,202,490

Shares	Security Description	Exercise Price	Exp. Date	Value
Warrants - 0.1%
75,675	AgroFresh Solutions, Inc.(a)
	(Cost $171,744)	$11.50	02/19/19	31,027
Investments, at value - 99.5%
(Cost $30,710,185)				$38,233,517
Other Assets & Liabilities, Net - 0.5%				190,058
Net Assets - 100.0%				$38,423,575

ADR       American Depositary Receipt
LLC        Limited Liability Company
LP          Limited Partnership
PLC        Public Limited Company
(a)	Non-income producing security.

The following is a summary of the inputs used to value the fund's investments as of December 31, 2017.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
1

BECK, MACK & OLIVER PARTNERS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2017

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$38,233,517
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$38,233,517

The Level 1 value displayed in this table includes Common Stock and a Warrant. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and  Level 3 for the period ended December 31, 2017.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
2

LMCG GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Shares	Security Description	Value
Long Positions - 99.8%
Equity Securities - 96.3% (a)
Common Stock - 95.7%
Australia - 1.6%
14,308	Aristocrat Leisure, Ltd.	$263,470
10,407	Caltex Australia, Ltd.	275,694
3,499	Macquarie Group, Ltd.	270,630
		809,794
Belgium - 0.5%
8,958	bpost SA	272,630

Bermuda - 0.5%
11,744	Marvell Technology Group, Ltd.	252,144

Finland - 1.7%
13,078	Fortum OYJ	258,831
4,62	Neste OYJ	298,420
17,524	Stora Enso OYJ, Class R	277,629
		834,880
France - 3.5%
11,145	CNP Assurances	257,086
2,410	Eiffage SA	263,754
206	Hermes International	110,204
1,958	ICADE REIT	192,401
2,930	Renault SA	294,107
2,716	Sanofi	233,826
963	Trigano SA	170,090
9,858	Vivendi SA	264,584
		1,786,052
Germany - 3.6%
2,567	BASF SE	281,424
2,610	Bechtle AG	217,031
2,903	Covestro AG (b)	298,911
8,253	Deutsche Lufthansa AG	303,081
2,646	Fresenius Medical Care AG & Co. KGaA	277,856
7,090	METRO AG (c)	141,223
2,214	Rheinmetall AG	279,990
		1,799,516
Ireland - 1.3%
28,725	Endo International PLC (c)	222,619
21,697	Grafton Group PLC	234,478
17,824	UDG Healthcare PLC	202,922
		660,019
Italy - 0.5%
5,710	Recordati SpA	253,749
Japan - 7.3%
9,300	Alps Electric Co., Ltd.	264,542
35,000	Hitachi, Ltd.	271,537
15,800	Itoham Yonekyu Holdings, Inc.	144,430
8,200	Megmilk Snow Brand Co., Ltd.	242,536
49,300	Nippon Suisan Kaisha, Ltd.	257,779
5,200	Nippon Telegraph & Telephone Corp.	244,473
3,100	Nitto Denko Corp.	274,191
8,700	NOK Corp.	202,453
22,700	Sanwa Holdings Corp.	311,954
17,700	Sumitomo Corp.	300,223
4,700	Suzuki Motor Corp.	272,053
4,500	Terumo Corp.	212,894
1,400	Tokyo Electron, Ltd.	252,545
3,700	Ulvac, Inc.	232,053
6,400	Yamaha Motor Co., Ltd.	209,653
		3,693,316
Netherlands - 2.7%
3,588	BE Semiconductor Industries NV	299,722
4,005	EXOR NV	245,515
12,648	ING Groep NV	232,176
3,030	Koninklijke DSM NV	289,438

Shares	Security Description	Value
Netherlands - 2.7% (continued)
5,995	Wolters Kluwer NV	$312,517
		1,379,368
Norway - 1.8%
26,395	Orkla ASA	279,710
4,911	Salmar ASA	147,544
12,299	Telenor ASA	263,282
10,099	TGS NOPEC Geophysical Co. ASA	239,116
		929,652
Portugal - 0.5%
12,550	Jeronimo Martins SGPS SA	243,725
Puerto Rico - 0.6%
8,521	Popular, Inc.	302,410
Singapore - 0.5%
29,400	Oversea-Chinese Banking Corp., Ltd.	271,604
Spain - 1.2%
6,107	ACS Actividades de Construccion y Servicios SA	238,562
6,722	CIE Automotive SA	194,818
6,895	Ebro Foods SA	161,378
		594,758
Sweden - 1.8%
10,211	Axfood AB	196,716
2,309	Evolution Gaming Group AB (b)	163,285
9,824	Fabege AB	209,337
12,005	Hemfosa Fastigheter AB	160,867
8,987	Volvo AB, Class B	167,355
		897,560
Switzerland - 4.0%
7,919	Coca-Cola HBC AG (c)	258,619
11,107	GAM Holding AG	179,219
6,990	Logitech International SA, Class R	235,475
1,042	Lonza Group AG	281,034
3,271	Novartis AG	275,263
387	Partners Group Holding AG	265,170
104	SGS SA	271,132
909	Zurich Insurance Group AG	276,375
		2,042,287
United Kingdom - 5.5%
40,478	BP PLC	283,965
21,055	Britvic PLC	231,066
14,357	HomeServe PLC	156,816
25,259	Inchcape PLC	266,090
10,976	Intermediate Capital Group PLC	169,479
32,173	International Consolidated Airlines Group SA	278,815
51,751	Kingfisher PLC	236,297
4,574	Rightmove PLC	277,577
6,356	Schroders PLC	300,870
5,781	Severn Trent PLC	168,450
12,605	SSE PLC	224,089
22,388	Tate & Lyle PLC	212,204
		2,805,718
United States - 56.6%
3,573	1st Source Corp.	176,685
7,570	Allison Transmission Holdings, Inc.	326,040
3,591	Amedisys, Inc. (c)	189,282
2,802	American Financial Group, Inc.	304,129
4,945	Armstrong World Industries, Inc. (c)	299,420
3,649	Arrow Electronics, Inc. (c)	293,416
5,709	Athene Holding, Ltd., Class A (c)	295,212
5,771	Avangrid, Inc.	291,897
3,524	BancFirst Corp.	180,253
9,591	Beazer Homes USA, Inc. (c)	184,243
6,112	Big Lots, Inc.	343,189
2,668	Bioverativ, Inc. (c)	143,859
8,121	Boise Cascade Co.	324,028

LMCG FUNDS
1

LMCG GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Shares	Security Description	Value
United States - 56.6% (continued)
2,358	BOK Financial Corp.	$217,691
5,549	Bruker Corp.	190,442
3,456	Burlington Stores, Inc. (c)	425,192
6,377	BWX Technologies, Inc.	385,745
2,387	CACI International, Inc., Class A (c)	315,919
24,414	Caesars Entertainment Corp. (c)	308,837
7,069	Catalent, Inc. (c)	290,395
7,504	Cathay General Bancorp	316,444
3,600	Centene Corp. (c)	363,168
12,144	CNO Financial Group, Inc.	299,835
13,509	Cohu, Inc.	296,523
10,606	Concert Pharmaceuticals, Inc. (c)	274,377
9,569	Control4 Corp. (c)	284,773
5,330	Covenant Transportation Group, Inc. (c)	153,131
24,414	Crocs, Inc. (c)	308,593
12,024	CVR Energy, Inc.	447,774
9,525	Delek U.S. Holdings, Inc.	332,803
3,506	DXC Technology Co.	332,719
2,983	EMCOR Group, Inc.	243,860
6,399	Emergent BioSolutions, Inc. (c)	297,362
3,469	Enanta Pharmaceuticals, Inc. (c)	203,561
11,807	Ferro Corp. (c)	278,527
6,013	First American Financial Corp.	336,969
621	First Citizens BancShares, Inc., Class A	250,263
6,905	Fortinet, Inc. (c)	301,679
7,091	FTI Consulting, Inc. (c)	304,629
7,714	Gaming and Leisure Properties, Inc. REIT	285,418
617	Graham Holdings Co., Class B	344,502
7,102	Halyard Health, Inc. (c)	327,970
6,402	HollyFrontier Corp.	327,910
13,048	Ichor Holdings, Ltd. (c)	320,981
7,430	Insight Enterprises, Inc. (c)	284,495
5,912	Insperity, Inc.	339,053
11,486	International Game Technology PLC	304,494
4,492	INTL. FCStone, Inc. (c)	191,045
20,910	Invesco Mortgage Capital, Inc. REIT	372,825
13,036	Jabil, Inc.	342,195
11,314	K12, Inc. (c)	179,893
12,731	KB Home	406,755
6,906	Kennametal, Inc.	334,319
3,458	Lakeland Financial Corp.	167,678
3,168	LHC Group, Inc. (c)	194,040
7,834	Liberty Property Trust REIT	336,940
2,707	Lithia Motors, Inc., Class A	307,488
14,980	Louisiana-Pacific Corp. (c)	393,375
6,927	LPL Financial Holdings, Inc.	395,809
3,791	Magellan Health, Inc. (c)	366,021
2,668	ManpowerGroup, Inc.	336,461
4,335	ManTech International Corp., Class A	217,574
42,831	McDermott International, Inc. (c)	281,828
11,450	MDU Resources Group, Inc.	307,776
6,801	Medpace Holdings, Inc. (c)	246,604
6,538	Merit Medical Systems, Inc. (c)	282,442
12,999	Meritor, Inc. (c)	304,957
25,974	MGIC Investment Corp. (c)	366,493
4,895	Movado Group, Inc.	157,619
8,237	MTGE Investment Corp. REIT	152,385
6,084	Opus Bank (c)	166,093
13,262	OraSure Technologies, Inc. (c)	250,121
4,216	Owens Corning	387,619
10,716	Owens-Illinois, Inc. (c)	237,574
7,201	Par Pacific Holdings, Inc. (c)	138,835
3,977	Paycom Software, Inc. (c)	319,472
9,751	PBF Energy, Inc.	345,673
7,315	PennyMac Financial Services, Inc., Class A (c)	163,490

Shares	Security Description	Value
United States - 56.6% (continued)
6,420	Penske Automotive Group, Inc.	$307,197
4,647	Pinnacle Foods, Inc.	276,357
7,155	Primoris Services Corp.	194,544
5,152	Qualys, Inc. (c)	305,771
14,723	Radian Group, Inc.	303,441
3,308	Reliance Steel & Aluminum Co.	283,793
3,858	Ryder System, Inc.	324,728
7,303	SkyWest, Inc.	387,789
5,528	Sotheby's (c)	285,245
6,013	SpartanNash Co.	160,427
2,545	SYNNEX Corp.	345,993
18,255	Tailored Brands, Inc.	398,507
3,565	Tech Data Corp. (c)	349,263
1,361	Teleflex, Inc.	338,644
8,871	Teradyne, Inc.	371,429
6,087	The Greenbrier Cos., Inc.	324,437
7,274	Titan Machinery, Inc. (c)	153,991
4,372	T-Mobile US, Inc. (c)	277,666
9,579	Ultra Clean Holdings, Inc. (c)	221,179
15,810	Vishay Intertechnology, Inc.	328,057
9,123	Voya Financial, Inc.	451,315
		28,688,859
Total Common Stock (Cost $39,743,085)		48,518,041

Shares	Security Description	Rate	Value
Preferred Stock - 0.6%
Germany - 0.6%
1,657	Volkswagen AG
	(Cost $224,470)	2.06%	329,135
Total Equity Securities
(Cost $39,967,555)			48,847,176

Shares	Security Description	Value
Money Market Fund - 3.5%
1,777,794	Dreyfus Treasury Prime Cash Management,
	Institutional Shares, 1.13% (d)
	(Cost $1,777,794)	1,777,794
Total Long Positions - 99.8% (Cost $41,745,349)		$50,624,970
Total Short Positions - (97.2)% (Proceeds $(49,843,750))		$(49,272,995)
Other Assets & Liabilities, Net - 97.4%		49,362,190
Net Assets - 100.0%		$50,714,165

LMCG FUNDS
2

LMCG GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
DECEMBER 31, 2017

Shares	Security Descrption	Value
Short Positions - (97.2)%
Equtity Securties - (97.2)%
Comon Stock - (96.8)%
Belgium - (0.3)%
(5,144)	Ontex Group NV	$(170,189)

Bermuda - (0.8)%
(13,529)	Golar LNG, Ltd.	(403,300)

Denmark - (1.9)%
(2,057)	Ambu A/S, Class B	(183,919)
(141)	AP Moller - Maersk A/S, Class A	(234,911)
(3,029)	Chr Hansen Holding A/S	(283,976)
(4,172)	FLSmidth & Co. A/S	(242,661)
		(945,467)
Finland - (0.5)%
(6,513)	Huhtamaki OYJ	(273,381)

France - (4.4)%
(9,633)	Bureau Veritas SA	(263,103)
(24,108)	Getlink SE	(310,069)
(206)	Hermes International	(110,204)
(15,235)	Orange SA	(264,035)
(4,223)	Publicis Groupe SA	(286,265)
(2,214)	Sartorius Stedim Biotech	(159,978)
(6,017)	SPIE SA	(156,437)
(46,438)	Technicolor SA	(159,930)
(1,533)	Teleperformance	(219,449)
(3,886)	Valeo SA	(289,471)
		(2,218,941)
Germany - (3.1)%
(2,652)	Bayerische Motoren Werke AG	(274,965)
(1,581)	Bertrandt AG	(192,099)
(14,433)	Deutsche Bank AG	(272,985)
(9,568)	K+S AG	(237,553)
(396)	KWS Saat SE	(158,409)
(5,824)	Rocket Internet SE	(146,831)
(3,341)	Symrise AG	(286,454)
		(1,569,296)
Ireland - (0.7)%
(1,025)	COSMO Pharmaceuticals NV	(153,858)
(10,510)	Ryanair Holdings PLC	(190,511)
		(344,369)
Italy - (1.0)%
(4,820)	Luxottica Group SpA	(295,793)
(8,555)	Salvatore Ferragamo SpA	(227,218)
		(523,011)
Japan - (7.2)%
(13,300)	Advantest Corp.	(245,376)
(7,400)	Calbee, Inc.	(240,483)
(4,600)	Coca-Cola Bottlers Japan Holdings, Inc.	(167,848)
(8,600)	CyberAgent, Inc.	(335,165)
(5,700)	Dentsu, Inc.	(241,025)
(14,300)	Ibiden Co., Ltd.	(213,450)
(16,200)	JGC Corp.	(312,975)
(14,000)	Kakaku.com, Inc.	(236,330)
(6,900)	Mitsubishi Heavy Industries, Ltd.	(257,260)
(7,400)	Nippon Paint Holdings Co., Ltd.	(233,813)
(1,700)	Shimano, Inc.	(238,950)
(4,600)	Sumitomo Metal Mining Co., Ltd.	(210,451)
(2,400)	Taisho Pharmaceutical Holdings Co., Ltd.	(191,165)
(13,800)	Topcon Corp.	(297,478)
(8,700)	Unicharm Corp.	(225,914)
		(3,647,683)
Jordan - (0.3)%
(10,511)	Hikma Pharmaceuticals PLC	(160,584)

Shares	Security Description	Value
Luxembourg - (0.3)%
(6,949)	Ardagh Group SA	$(146,624)

Netherlands - (2.0)%
(7,497)	Altice NV	(79,498)
(12,859)	Altice NV, Class A	(134,845)
(6,401)	Koninklijke Vopak NV	(280,391)
(10,147)	OCI NV	(255,908)
(25,529)	TomTom NV	(252,458)
		(1,003,100)
Norway - (1.4)%
(10,698)	Gjensidige Forsikring ASA	(201,789)
(14,141)	Marine Harvest ASA	(239,134)
(6,057)	Yara International ASA	(278,103)
		(719,026)
Spain - (2.9)%
(14,905)	Atresmedia Corp. de Medios de Comunicacion SA	(155,553)
(59,132)	Distribuidora Internacional de Alimentacion SA	(304,982)
(11,274)	Gas Natural SDG SA	(260,187)
(16,492)	Indra Sistemas SA	(225,507)
(26,525)	Inmobiliaria Colonial Socimi SA REIT	(263,313)
(17,330)	Merlin Properties Socimi SA REIT	(234,719)
(1,467)	Zardoya Otis SA	(16,044)
		(1,460,305)
Sweden - (2.6)%
(13,892)	Arjo AB	(39,645)
(13,892)	Getinge AB, Class B	(201,444)
(10,893)	Hennes & Mauritz AB, Class B	(225,309)
(8,331)	Kinnevik AB, Class B	(281,511)
(2,365)	L E Lundbergforetagen AB, Class B	(176,669)
(16,399)	Nibe Industrier AB	(157,110)
(37,495)	Telefonaktiebolaget LM Ericsson, Class B	(247,457)
		(1,329,145)
Switzerland - (2.6)%
(9,224)	Aryzta AG	(366,034)
(2,379)	Basilea Pharmaceutica AG	(185,038)
(46)	Chocoladefabriken Lindt & Spruengli AG	(280,802)
(846)	Daetwyler Holding AG	(163,513)
(72,642)	Weatherford International PLC	(302,917)
		(1,298,304)
United Kingdom - (7.4)%
(21,995)	3i Group PLC	(270,783)
(21,718)	Aggreko PLC	(233,713)
(4,015)	Associated British Foods PLC	(152,710)
(7,209)	Derwent London PLC REIT	(303,306)
(27,298)	Inmarsat PLC	(180,571)
(3,436)	Metro Bank PLC	(165,871)
(34,494)	NEX Group PLC	(282,009)
(2,731)	Reckitt Benckiser Group PLC	(254,785)
(24,339)	Rolls-Royce Holdings PLC	(277,776)
(33,484)	RSA Insurance Group PLC	(285,416)
(4,728)	Shire PLC	(245,010)
(35,188)	Sophos Group PLC	(270,940)
(26,335)	Standard Chartered PLC	(276,559)
(102,347)	Tullow Oil PLC	(284,964)
(24,074)	United Utilities Group PLC	(269,346)
		(3,753,759)
United States - (57.4)%
(20,789)	8x8, Inc.	(293,125)
(3,498)	Abaxis, Inc.	(173,221)
(5,852)	Acadia Healthcare Co., Inc.	(190,951)
(13,386)	Aceto Corp.	(138,277)
(9,263)	Aclaris Therapeutics, Inc.	(228,426)
(10,123)	Actua Corp.	(157,919)
(8,983)	Actuant Corp.	(227,270)
(9,691)	Acushnet Holdings Corp.	(204,286)

LMCG FUNDS
3

LMCG GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
DECEMBER 31, 2017

Shares	Security Description	Value
United States - (57.4)% (continued)
(3,082)	Aerie Pharmaceuticals, Inc.	$(184,149)
(4,352)	Aimmune Therapeutics, Inc.	(164,593)
(3,797)	Almost Family, Inc.	(210,164)
(4,922)	Ambarella, Inc.	(289,168)
(20,827)	American Outdoor Brands Corp.	(267,419)
(9,421)	Aqua America, Inc.	(369,586)
(15,111)	Atara Biotherapeutics, Inc.	(273,509)
(6,056)	Audentes Therapeutics, Inc.	(189,250)
(12,178)	Axon Enterprise, Inc.	(322,717)
(5,016)	AZZ, Inc.	(256,318)
(3,630)	Bank of Hawaii Corp.	(311,091)
(5,322)	Benefitfocus, Inc.	(143,694)
(11,709)	BioTelemetry, Inc.	(350,099)
(6,984)	Brown & Brown, Inc.	(359,397)
(11,935)	Capital Senior Living Corp.	(161,003)
(61,203)	Cerus Corp.	(206,866)
(20,298)	Chico's FAS, Inc.	(179,028)
(5,675)	Chuy's Holdings, Inc.	(159,184)
(2,887)	CIRCOR International, Inc.	(140,539)
(12,968)	Coherus Biosciences, Inc.	(114,118)
(6,800)	Commerce Bancshares, Inc.	(379,712)
(4,732)	CommScope Holding Co., Inc.	(179,012)
(4,238)	Compass Minerals International, Inc.	(306,195)
(20,298)	Covanta Holding Corp.	(343,036)
(9,691)	Cray, Inc.	(234,522)
(4,358)	Cree, Inc.	(161,856)
(2,815)	Cubic Corp.	(165,944)
(6,657)	Dermira, Inc.	(185,131)
(4,751)	DexCom, Inc.	(272,660)
(5,606)	DineEquity, Inc.	(284,392)
(9,471)	Electronics For Imaging, Inc.	(279,679)
(3,346)	Ellie Mae, Inc.	(299,132)
(42,414)	Endologix, Inc.	(226,915)
(5,862)	Ethan Allen Interiors, Inc.	(167,653)
(8,631)	Federated Investors, Inc., Class B	(311,406)
(8,468)	Fiesta Restaurant Group, Inc.	(160,892)
(10,620)	Financial Engines, Inc.	(321,786)
(18,140)	Finisar Corp.	(369,149)
(12,829)	First Midwest Bancorp, Inc.	(308,024)
(4,199)	First Republic Bank/CA	(363,801)
(38,454)	Flotek Industries, Inc.	(179,196)
(5,697)	Franklin Financial Network, Inc.	(194,268)
(10,232)	GCP Applied Technologies, Inc.	(326,401)
(3,990)	Genesee & Wyoming, Inc., Class A	(314,133)
(12,050)	Greenhill & Co., Inc.	(234,975)
(5,083)	Haynes International, Inc.	(162,910)
(49,287)	Hecla Mining Co.	(195,669)
(3,083)	Heska Corp.	(247,287)
(5,211)	HNI Corp.	(200,988)
(6,316)	HomeStreet, Inc.	(182,848)
(33,228)	Infinera Corp.	(210,333)
(7,646)	Inphi Corp.	(279,844)
(8,912)	Invacare Corp.	(150,167)
(3,355)	John B Sanfilippo & Son, Inc.	(212,204)
(11,279)	K2M Group Holdings, Inc.	(203,022)
(4,576)	Kirby Corp.	(305,677)
(10,270)	Knowles Corp.	(150,558)
(11,438)	Liberty Interactive Corp. QVC Group	(279,316)
(3,326)	Life Storage, Inc. REIT	(296,247)
(1,656)	Lindsay Corp.	(146,059)
(1,492)	Mesa Laboratories, Inc.	(185,456)
(5,907)	Mobile Mini, Inc.	(203,791)
(8,604)	Monotype Imaging Holdings, Inc.	(207,356)
(6,369)	Monro, Inc.	(362,715)
(18,519)	MRC Global, Inc.	(313,341)
(47,081)	Nabors Industries, Ltd.	(321,563)

Shares	Security Description	Value
United States - (57.4)% (continued)
(14,344)	Nautilus, Inc.	$(191,492)
(8,765)	Northfield Bancorp, Inc.	(149,706)
(16,725)	Northwest Bancshares, Inc.	(279,809)
(19,522)	NOW, Inc.	(215,328)
(2,494)	NuVasive, Inc.	(145,874)
(48,669)	Oclaro, Inc.	(328,029)
(12,562)	Oil States International, Inc.	(355,505)
(24,413)	ORBCOMM, Inc.	(248,524)
(10,384)	Oritani Financial Corp.	(170,298)
(3,850)	OSI Systems, Inc.	(247,863)
(57,292)	Pacific Biosciences of California, Inc.	(151,251)
(53,802)	Pandora Media, Inc.	(259,326)
(13,574)	Pattern Energy Group, Inc.	(291,705)
(8,534)	PRA Group, Inc.	(283,329)
(6,775)	PROS Holdings, Inc.	(179,199)
(14,200)	Rambus, Inc.	(201,924)
(10,933)	Rayonier Advanced Materials, Inc.	(223,580)
(11,503)	Resolute Energy Corp.	(361,999)
(4,736)	RLI Corp.	(287,286)
(17,284)	SeaWorld Entertainment, Inc.	(234,544)
(7,068)	Shutterfly, Inc.	(351,633)
(4,424)	Six Flags Entertainment Corp.	(294,506)
(8,070)	Spirit Airlines, Inc.	(361,940)
(36,811)	Sportsman's Warehouse Holdings, Inc.	(243,321)
(5,389)	Stewart Information Services Corp.	(227,955)
(4,379)	Stock Yards Bancorp, Inc.	(165,088)
(14,471)	Surgery Partners, Inc.	(175,099)
(11,654)	Tanger Factory Outlet Centers, Inc. REIT	(308,948)
(13,300)	Team, Inc.	(198,170)
(2,250)	Tennant Co.	(163,463)
(19,470)	TFS Financial Corp.	(290,882)
(22,058)	TG Therapeutics, Inc.	(180,876)
(19,682)	The KeyW Holding Corp.	(115,533)
(12,290)	TimkenSteel Corp.	(186,685)
(15,699)	Titan International, Inc.	(202,203)
(4,039)	TreeHouse Foods, Inc.	(199,769)
(2,596)	Universal Electronics, Inc.	(122,661)
(13,756)	Veeco Instruments, Inc.	(204,277)
(4,944)	ViaSat, Inc.	(370,058)
(3,859)	Wabtec Corp.	(314,238)
(16,764)	Waddell & Reed Financial, Inc., Class A	(374,508)
(23,862)	Wesco Aircraft Holdings, Inc.	(176,579)
(5,681)	Williams-Sonoma, Inc.	(293,708)
(28,283)	WisdomTree Investments, Inc.	(354,952)
(4,296)	WR Berkley Corp.	(307,808)
(8,748)	Xperi Corp.	(213,451)
(13,903)	Zoe's Kitchen, Inc.	(232,458)
		(29,089,928)
Total Common Stock (Proceeds $(49,637,935))		(49,056,412)

Shares	Security Description	Rate	Value
Preferred Stock - (0.4)%
Germany - (0.4)%
(2,280)	Sartorius AG
	(Proceeds $(205,815))	0.46%	(216,583)

Total Equity Securities
(Proceeds $(49,843,750))			(49,272,995)
Total Short Positions - (97.2)%
(Proceeds $(49,843,750))			$(49,272,995)

LMCG FUNDS
4

LMCG GLOBAL MARKET NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Unaudited)
DECEMBER 31, 2017

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	All or a portion of these securities are held as collateral for securities sold short.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $462,196 or 0.9% of net assets.
(c)	Non-income producing security.
(d)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

The following is a summary of the inputs used to value the Fund's investments and liabilities as of December 31, 2017.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Common Stock
Australia	$–	$809,794	$–	$809,794
Belgium	–	272,630	–	272,630
Bermuda	252,144	–	–	252,144
Finland	–	834,880	–	834,880
France	–	1,786,052	–	1,786,052
Germany	–	1,799,516	–	1,799,516
Ireland	222,619	437,400	–	660,019
Italy	–	253,749	–	253,749
Japan	–	3,693,316	–	3,693,316
Netherlands	–	1,379,368	–	1,379,368
Norway	–	929,652	–	929,652
Portugal	–	243,725	–	243,725
Puerto Rico	302,410	–	–	302,410
Singapore	–	271,604	–	271,604
Spain	–	594,758	–	594,758
Sweden	–	897,560	–	897,560
Switzerland	–	2,042,287	–	2,042,287
United Kingdom	–	2,805,718	–	2,805,718
United States	28,688,859	–	–	28,688,859
Preferred Stock
Germany	–	329,135	–	329,135
Money Market Fund	–	1,777,794	–	1,777,794
Investments at Value	$29,466,032	$21,158,938	$–	$50,624,970
Total Assets	$29,466,032	$21,158,938	$–	$50,624,970

Liabilities
Securities Sold Short
Common Stock
Belgium	–	(170,189)	–	(170,189)
Bermuda	(403,300)	–	–	(403,300)
Denmark	–	(945,467)	–	(945,467)
Finland	–	(273,381)	–	(273,381)
France	–	(2,218,941)	–	(2,218,941)
Germany	–	(1,569,296)	–	(1,569,296)
Ireland	–	(344,369)	–	(344,369)
Italy	–	(523,011)	–	(523,011)
Japan	–	(3,647,683)	–	(3,647,683)
Jordan	–	(160,584)	–	(160,584)
Luxembourg	(146,624)	–	–	(146,624)
Netherlands	–	(1,003,100)	–	(1,003,100)
Norway	–	(719,026)	–	(719,026)
Spain	–	(1,460,305)	–	(1,460,305)

LMCG FUNDS
5

LMCG GLOBAL MARKET NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Unaudited)
DECEMBER 31, 2017

	Level 1	Level 2	Level 3	Total
Securities Sold Short
Sweden	$(39,645)	$(1,289,500)	$–	$(1,329,145)
Switzerland	(302,917)	(995,387)	–	(1,298,304)
United Kingdom	–	(3,753,759)	–	(3,753,759)
United States	(29,089,928)	–	–	(29,089,928)
Preferred Stock
Germany	–	(216,583)	–	(216,583)
Securities Sold Short	$(29,982,414)$	(19,290,581)$	–	$(49,272,995)
Total Liabilities	$(29,982,414)$	(19,290,581)$	–	$(49,272,995)

The Fund utilizes the end of period methodology when determining transfers. As of December 31, 2017, there was $141,223 transferred from Level 1 to Level 2 due to fair value pricing becoming available.

At December 31, 2017, foreign securities representing the following percentage of net assets of the Fund were fair valued by independent pricing services and are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund’s Schedule of Investments:

LMCG Global Market Neutral Fund

Long Securities	38.22%
Short Securities	(38.04)%

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG FUNDS
6

LMCG GLOBAL MULTICAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Shares	Security Description	Value
Equity Securities - 96.0%
Common Stock - 95.4%
Austria - 0.2%
112	CA Immobilien Anlagen AG	$3,463

Belgium - 0.4%
81	Anheuser-Busch InBev SA/NV	9,043

Canada - 1.6%
200	Canadian National Railway Co.	16,491
200	Intact Financial Corp.	16,705
		33,196
China - 4.4%
4,000	Agile Group Holdings, Ltd.	6,051
71	Alibaba Group Holding, Ltd., ADR(a)	12,243
15,000	Bank of China, Ltd., Class H	7,346
10,000	China Construction Bank Corp., Class H	9,206
6,000	CNOOC, Ltd.	8,614
4,000	Geely Automobile Holdings, Ltd.	13,778
3,300	Guangzhou R&F Properties Co., Ltd., Class H	7,419
13,000	Industrial & Commercial Bank of China, Ltd., Class H	10,421
316	Tencent Holdings, Ltd.	16,355
		91,433
Denmark - 0.6%
319	Danske Bank A/S	12,416

France - 3.4%
436	AXA SA	12,920
178	BNP Paribas SA	13,241
103	Sanofi	8,868
271	TOTAL SA	14,959
195	Vinci SA	19,908
		69,896
Georgia - 0.3%
112	BGEO Group PLC	5,361

Germany - 4.4%
80	Allianz SE	18,308
142	BASF SE	15,568
107	Bayer AG	13,296
142	Daimler AG	12,007
139	SAP SE	15,551
115	Siemens AG	15,922
		90,652
Hong Kong - 0.2%
520	China Mobile, Ltd.	5,258

India - 0.3%
380	Infosys, Ltd., ADR	6,164

Ireland - 0.5%
208	AerCap Holdings NV(a)	10,943

Italy - 1.1%
948	Enel SpA	5,829
501	Eni SpA	8,291
2,801	Intesa Sanpaolo SpA	9,293
		23,413
Japan - 4.9%
312	Credit Saison Co., Ltd.	5,666
100	DIC Corp.	3,762
500	Honda Motor Co., Ltd.	17,064
203	Hoya Corp.	10,110
1,800	Mitsubishi UFJ Financial Group, Inc.	13,100
1,100	Penta-Ocean Construction Co., Ltd.	8,195
800	Sumitomo Electric Industries, Ltd.	13,486
205	Tokyo Seimitsu Co., Ltd.	8,067
1,100	Toray Industries, Inc.	10,354

Shares	Security Description	Value
Japan - 4.9% (continued)
200	Toyota Motor Corp.	$12,746
		102,550
Malaysia - 0.4%
2,500	Tenaga Nasional Bhd	9,419

Malta - 0.3%
372	Kindred Group PLC, SDR	5,312

Mexico - 0.2%
1,819	Wal-Mart de Mexico SAB de CV	4,461

Netherlands - 1.5%
967	ING Groep NV	17,751
190	Royal Dutch Shell PLC, ADR	12,675
		30,426
Singapore - 0.3%
3,400	Singapore Press Holdings, Ltd.	6,726

South Africa - 0.8%
34	Naspers, Ltd., Class N	9,420
7,371	Redefine Properties, Ltd. REIT	6,375
		15,795
South Korea - 2.6%
57	Coway Co., Ltd.	5,194
77	DB Insurance Co., Ltd.(a)	5,118
125	LG Electronics, Inc.(a)	12,359
28	POSCO	8,710
7	Samsung Electronics Co., Ltd.	16,631
149	Shinhan Financial Group Co., Ltd.(a)	6,878
		54,890
Spain - 0.9%
2,903	Banco Santander SA	19,033

Sweden - 0.9%
390	Investor AB, Class B	17,787

Switzerland - 1.9%
532	ABB, Ltd.	14,249
17	Bucher Industries AG	6,901
208	Nestle SA	17,883
		39,033
Taiwan - 1.7%
3,921	China Life Insurance Co., Ltd.	3,933
2,442	Hon Hai Precision Industry Co., Ltd.	7,765
3,000	Nan Ya Plastics Corp.	7,838
2,000	Taiwan Semiconductor Manufacturing Co., Ltd.	15,314
		34,850
Thailand - 0.5%
724	PTT PCL, NVDR	9,757

United Kingdom - 5.2%
406	BHP Billiton PLC	8,209
2,113	BP PLC	14,823
172	British American Tobacco PLC	11,627
417	GlaxoSmithKline PLC	7,385
2,039	HSBC Holdings PLC	21,059
12,576	Lloyds Banking Group PLC	11,532
517	Royal Dutch Shell PLC, Class B	17,410
48	Spirax-Sarco Engineering PLC	3,629
75	Willis Towers Watson PLC	11,302
		106,976
United States - 55.9%
261	Abbott Laboratories	14,895
189	AbbVie, Inc.	18,278
534	AES Corp.	5,783
31	Alphabet, Inc., Class A(a)	32,655
24	Amazon.com, Inc.(a)	28,067
120	Ameriprise Financial, Inc.	20,336
84	Amgen, Inc.	14,608

LMCG FUNDS
1

LMCG GLOBAL MULTICAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Shares	Security Description	Value
United States - 55.9% (continued)
82	Anthem, Inc.	$18,451
255	Apple, Inc.	43,154
433	Applied Materials, Inc.	22,135
288	BankUnited, Inc.	11,727
179	Beacon Roofing Supply, Inc.(a)	11,413
35	Biogen, Inc.(a)	11,150
266	BorgWarner, Inc.	13,590
562	Brixmor Property Group, Inc. REIT	10,487
270	Capital One Financial Corp.	26,887
550	Carrizo Oil & Gas, Inc.(a)	11,704
92	Charles River Laboratories International, Inc.(a)	10,069
69	Chevron Corp.	8,638
326	Cisco Systems, Inc.	12,486
163	Clean Harbors, Inc.(a)	8,835
252	CSRA, Inc.	7,540
172	CVS Health Corp.	12,470
121	Danaher Corp.	11,231
641	Darling Ingredients, Inc.(a)	11,621
358	Devon Energy Corp.	14,821
119	Dollar General Corp.	11,068
110	DTE Energy Co.	12,041
106	Eagle Materials, Inc.	12,010
240	Envision Healthcare Corp.(a)	8,294
744	FNB Corp.	10,282
60	Gartner, Inc.(a)	7,389
591	General Electric Co.	10,313
140	Gilead Sciences, Inc.	10,030
140	Hexcel Corp.	8,659
245	Integra LifeSciences Holdings Corp.(a)	11,726
255	Intel Corp.	11,771
285	ITT, Inc.	15,210
151	j2 Global, Inc.	11,330
104	John Bean Technologies Corp.	11,523
255	JPMorgan Chase & Co.	27,270
238	KAR Auction Services, Inc.	12,021
69	Ligand Pharmaceuticals, Inc.(a)	9,448
151	Lincoln National Corp.	11,607
87	LogMeIn, Inc.	9,962
178	Lowe's Cos., Inc.	16,543
76	M&T Bank Corp.	12,995
221	MACOM Technology Solutions Holdings, Inc.(a)	7,191
229	Merck & Co., Inc.	12,886
349	Micron Technology, Inc.(a)	14,351
228	Microsemi Corp.(a)	11,776
228	Microsoft Corp.	19,503
138	Murphy USA, Inc.(a)	11,090
212	Nexstar Media Group, Inc.	16,578
260	Patterson Cos., Inc.	9,394
349	Pfizer, Inc.	12,641
199	Portland General Electric Co.	9,070
143	PPG Industries, Inc.	16,705
191	PTC, Inc.(a)	11,607
294	RealPage, Inc.(a)	13,024
136	Regal Beloit Corp.	10,418
71	Rockwell Automation, Inc.	13,941
383	Sinclair Broadcast Group, Inc., Class A	14,497
155	State Street Corp.	15,130
113	Stericycle, Inc.(a)	7,683
73	SVB Financial Group(a)	17,065
199	Target Corp.	12,985
203	The Allstate Corp.	21,256
153	The Brink's Co.	12,041
73	The Goldman Sachs Group, Inc.	18,597
213	The Hartford Financial Services Group, Inc.	11,988
490	The Interpublic Group of Cos., Inc.	9,878

Shares	Security Description	Value
United States - 55.9% (continued)
383	TransUnion(a)	$21,050
97	TreeHouse Foods, Inc.(a)	4,798
74	Tyler Technologies, Inc.(a)	13,102
326	Unum Group	17,894
61	Vail Resorts, Inc.	12,961
121	Valero Energy Corp.	11,121
122	VMware, Inc., Class A(a)	15,289
171	WageWorks, Inc.(a)	10,602
117	Walgreens Boots Alliance, Inc.	8,497
184	Wal-Mart Stores, Inc.	18,170
310	Wells Fargo & Co.	18,808
324	Zayo Group Holdings, Inc.(a)	11,923
		1,160,033
Total Common Stock (Cost $1,543,531)		1,978,286

Shares	Security Description	Rate	Value
Preferred Stock - 0.6%
Brazil - 0.6%
950	Itau Unibanco Holding SA
	(Cost $5,197)	0.02%	12,183
Total Equity Securities
(Cost $1,548,728)			1,990,469

Shares	Security Description	Value
Investment Companies - 2.9%
86	iShares MSCI ACWI ETF	6,200
105	iShares MSCI EAFE Small-Cap ETF	6,772
392	iShares MSCI Emerging Markets ETF	18,471
396	iShares MSCI India ETF	14,284
312	iShares MSCI Turkey ETF	13,559
Total Investment Companies
(Cost $54,561)		59,286
Money Market Fund - 2.4%
50,495	Dreyfus Treasury Prime Cash Management,
	Institutional Shares, 1.13%(b)
	(Cost $50,495)	50,495

Investments, at value - 101.3% (Cost $1,653,784)		$2,100,250
Other Assets & Liabilities, Net - (1.3)%		(27,077)
Net Assets - 100.0%		$2,073,173

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for for similar securities, interest rates, prepayment speeds, credit risk, etc.)

LMCG FUNDS
2

LMCG GLOBAL MULTICAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in detemining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Austria	$–	$3,463	$–	$3,463
Belgium	–	9,043	–	9,043
Canada	33,196	–	–	33,196
China	12,243	79,190	–	91,433
Denmark	–	12,416	–	12,416
France	–	69,896	–	69,896
Georgia	–	5,361	–	5,361
Germany	–	90,652	–	90,652
Hong Kong	–	5,258	–	5,258
India	6,164	–	–	6,164
Ireland	10,943	–	–	10,943
Italy	–	23,413	–	23,413
Japan	–	102,550	–	102,550
Malaysia	–	9,419	–	9,419
Malta	–	5,312	–	5,312
Mexico	4,461	–	–	4,461
Netherlands	12,675	17,751	–	30,426
Singapore	–	6,726	–	6,726
South Africa	–	15,795	–	15,795
South Korea	–	54,890	–	54,890
Spain	–	19,033	–	19,033
Sweden	–	17,787	–	17,787
Switzerland	–	39,033	–	39,033
Taiwan	–	34,850	–	34,850
Thailand	–	9,757	–	9,757
United Kingdom	11,302	95,674	–	106,976
United States	1,160,033	–	–	1,160,033
Preferred Stock
Brazil	–	12,183	–	12,183
Investment Companies	59,286	–	–	59,286
Money Market Fund	–	50,495	–	50,495
Investments at Value	$1,310,303	$789,947	$–	$2,100,250

The Fund utilizes the end of period methodology when determining transfers. As of December 31, 2017, there was $12,183 transferred from Level 1 to Level 2 due to fair value pricing becoming available.

At December 31, 2017, foreign securities representing the following percentage of net assets of the Fund were fair valued by independent pricing services and are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund’s Schedule of Investments:

LMCG Global MultiCap Fund

Long Securities	35.67%

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG FUNDS
3

LMCG INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Shares	Security Description	Value
Common Stock - 96.8%
Australia - 4.3%
15,634	Ansell, Ltd.	$295,228
54,203	Charter Hall Group REIT	253,951
68,013	Charter Hall Retail REIT	220,426
344,205	Cromwell Property Group REIT	270,935
84,233	Eclipx Group, Ltd.	264,822
113,130	St Barbara, Ltd.	336,906
		1,642,268
Austria - 1.5%
9,281	AT&S Austria Technologie & Systemtechnik AG	260,813
30,297	UNIQA Insurance Group AG	320,268
		581,081
Belgium - 2.4%
34,529	AGFA-Gevaert NV(a)	160,883
8,746	bpost SA	266,178
1,599	Cie d'Entreprises CFE	233,312
5,379	D'ieteren SA/NV	242,059
		902,432
Canada - 1.4%
9,200	Canadian Western Bank	287,271
8,700	Maple Leaf Foods, Inc.	247,919
		535,190
China - 0.8%
242,000	Xinyi Glass Holdings, Ltd.	314,566

Denmark - 3.5%
21,515	Alm Brand A/S	280,833
1,234	Rockwool International A/S, Class B	349,578
6,069	Royal Unibrew A/S	363,500
8,236	Topdanmark A/S(a)	355,698
		1,349,609
France - 1.5%
18,586	Air France-KLM(a)	301,912
2,201	Ipsen SA	261,966
		563,878
Georgia - 0.8%
6,156	BGEO Group PLC	294,670

Germany - 6.2%
5,982	CTS Eventim AG & Co. KGaA	278,113
18,324	Deutsche Pfandbriefbank AG(b)	292,720
17,988	Kloeckner & Co. SE	221,004
4,538	Leoni AG	338,133
7,478	Salzgitter AG	424,794
17,711	TAG Immobilien AG	336,210
15,345	Uniper SE	478,059
		2,369,033
Hong Kong - 0.6%
17,500	VTech Holdings, Ltd.	228,883

Ireland - 0.8%
27,294	Grafton Group PLC	294,964

Italy - 3.3%
81,988	Hera SpA	286,128
58,771	Maire Tecnimont SpA	303,724
6,939	Recordati SpA	308,366
33,800	Societa Cattolica di Assicurazioni SCRL	366,759
		1,264,977
Japan - 29.1%
6,800	Azbil Corp.	294,514
28,600	Citizen Watch Co., Ltd.	209,480
12,100	COMSYS Holdings Corp.	350,811
11,200	Credit Saison Co., Ltd.	203,384
5,300	Daiichikosho Co., Ltd.	264,081
7,800	DTS Corp.	253,732
12,100	Fancl Corp.	357,338

Shares	Security Description	Value
Japan - 29.1 (continued)
29,600	Fujikura, Ltd.	$260,354
13,100	Geo Holdings Corp.	253,353
14,100	H2O Retailing Corp.	294,754
384	Japan Hotel REIT Investment Corp.	257,548
10,600	Japan Petroleum Exploration Co., Ltd.	280,191
77,700	JVC Kenwood Corp.	266,402
22,400	Kanematsu Corp.	309,100
14,600	Kohnan Shoji Co., Ltd.	314,754
13,600	Kyowa Exeo Corp.	351,596
8,800	Matsumotokiyoshi Holdings Co., Ltd.	361,514
5,300	Meitec Corp.	278,066
6,800	Mitsui Mining & Smelting Co., Ltd.	395,717
29,200	NET One Systems Co., Ltd.	447,750
24,000	Nichias Corp.	318,930
6,800	Nippon Electric Glass Co., Ltd.	258,817
46,200	Nippon Suisan Kaisha, Ltd.	241,570
21,400	Nipro Corp.	316,274
11,200	Nomura Co., Ltd.	255,175
29,000	Onward Holdings Co., Ltd.	250,641
42,800	Penta-Ocean Construction Co., Ltd.	318,876
8,700	Sankyu, Inc.	374,497
22,400	Shikoku Electric Power Co., Inc.	243,828
8,700	Ship Healthcare Holdings, Inc.	287,565
24,300	Sodick Co., Ltd.	314,822
14,600	Star Micronics Co., Ltd.	251,756
5,300	Taiyo Holdings Co., Ltd.	235,389
34,400	The Hiroshima Bank, Ltd.	298,462
7,800	The Nisshin Oillio Group, Ltd.	236,010
7,800	Tokyo Seimitsu Co., Ltd.	306,944
8,300	TS Tech Co., Ltd.	340,564
9,700	Ube Industries, Ltd.	284,147
		11,138,706
Luxembourg - 0.8%
21,166	Subsea 7 SA	317,110

Malaysia - 0.7%
317,100	AirAsia Bhd	262,496

Malta - 0.9%
24,082	Kindred Group PLC, SDR	343,863

Netherlands - 1.6%
8,256	ASR Nederland NV	339,873
6,968	Philips Lighting NV(b)	255,564
		595,437
New Zealand - 1.0%
64,605	a2 Milk Co., Ltd.(a)	369,508

Norway - 1.5%
11,861	Aker BP ASA	292,177
9,490	Salmar ASA	285,113
		577,290
Portugal - 1.5%
42,780	NOS SGPS SA	281,133
59,480	The Navigator Co. SA	302,842
		583,975
Singapore - 1.9%
337,200	Mapletree Greater China Commercial Trust REIT	309,846
28,700	Venture Corp., Ltd.	438,166
		748,012
South Korea - 2.3%
6,312	Hyundai Marine & Fire Insurance Co., Ltd.(a)	276,828
15,695	Meritz Fire & Marine Insurance Co., Ltd.(a)	343,981
8,868	WONIK IPS Co., Ltd.(a)	275,385
		896,194
Spain - 1.2%
70,637	Ence Energia y Celulosa SA	465,698

LMCG FUNDS
1

LMCG INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Shares	Security Description	Value
Sweden - 4.4%
31,253	Dometic Group AB(b)	$318,313
21,968	Hemfosa Fastigheter AB	294,371
5,962	Holmen AB, Class B	316,879
7,347	Loomis AB, Class B	308,467
18,324	Mycronic AB	189,913
47,872	SSAB AB, Class A(a)	261,603
		1,689,546
Switzerland - 3.6%
763	Bucher Industries AG	309,739
267	Georg Fischer AG	352,484
11,516	Logitech International SA, Class R	387,944
3,518	Sunrise Communications Group AG(a)(b)	321,049
		1,371,216
Taiwan - 1.0%
142,181	China Life Insurance Co., Ltd.	142,637
87,000	Powertech Technology, Inc.	256,219
		398,856
United Kingdom - 18.2%
21,506	Abcam PLC	305,931
7,959	Bellway PLC	381,552
19,359	Bovis Homes Group PLC	305,640
19,932	CVS Group PLC	280,060
49,242	Electrocomponents PLC	415,683
17,075	Greggs PLC	322,056
147,542	Hansteen Holdings PLC REIT	284,849
132,260	Hays PLC	325,746
48,922	Howden Joinery Group PLC	307,957
34,401	IG Group Holdings PLC	333,073
30,263	Inchcape PLC	318,804
54,092	JD Sports Fashion PLC	245,082
38,674	Jupiter Fund Management PLC	327,240
60,355	Moneysupermarket.com Group PLC	290,012
49,602	National Express Group PLC	255,439
70,326	QinetiQ Group PLC	218,999
5,923	Rightmove PLC	359,442
4,602	Spirax-Sarco Engineering PLC	347,933
41,939	SSP Group PLC	385,198
30,885	The UNITE Group PLC REIT	335,775
27,682	UBM PLC	278,697
9,140	Victrex PLC	325,442
		6,950,610
Total Common Stock (Cost $32,827,925)		37,050,068
Investment Company - 2.1%
11,258	iShares MSCI EAFE ETF
	(Cost $735,948)	791,550

Money Market Fund - 3.3%
1,288,511	Dreyfus Treasury Prime Cash Management,
	Institutional Shares, 1.13%(c)
	(Cost $1,288,511)	1,288,511

Investments, at value - 102.2%
(Cost $34,852,384)		$39,130,129
Other Assets & Liabilities, Net - (2.2)%		(859,850)
Net Assets - 100.0%		$38,270,279

ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,187,646 or 3.1% of net assets.
(c)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (incluiding quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (inluding the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Australia	$–	$1,642,268	$–	$1,642,268
Austria	–	581,081	–	581,081
Belgium	–	902,432	–	902,432
Canada	535,190	–	–	535,190
China	–	314,566	–	314,566
Denmark	–	1,349,609	–	1,349,609
France	–	563,878	–	563,878
Georgia	–	294,670	–	294,670
Germany	–	2,369,033	–	2,369,033
Hong Kong	–	228,883	–	228,883
Ireland	–	294,964	–	294,964
Italy	–	1,264,977	–	1,264,977
Japan	–	11,138,706	–	11,138,706
Luxembourg	–	317,110	–	317,110
Malaysia	–	262,496	–	262,496
Malta	–	343,863	–	343,863
Netherlands	–	595,437	–	595,437
New Zealand	–	369,508	–	369,508
Norway	–	577,290	–	577,290
Portugal	–	583,975	–	583,975
Singapore	–	748,012	–	748,012
South Korea	–	896,194	–	896,194
Spain	–	465,698	–	465,698
Sweden	–	1,689,546	–	1,689,546
Switzerland	–	1,371,216	–	1,371,216
Taiwan	–	398,856	–	398,856
United Kingdom	–	6,950,610	–	6,950,610
Investment Company	791,550	–	–	791,550
Money Market Fund	–	1,288,511	–	1,288,511
Investments at Value	$1,326,740	$37,803,389	$–	$39,130,129

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2017.

At December 31, 2017, foreign securities representing the following percentage of net assets of the Fund were fair valued by independent pricing services and are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund’s Schedule of Investments:

LMCG International Small Cap Fund

Long Securities	95.41%

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG FUNDS
2

MERK ABSOLUTE RETURN CURRENCY FUND	DECEMBER 31, 2017
SCHEDULE OF INVESTMENTS (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD
Foreign Bonds - 64.0% (a)
Automotive - Netherlands - 6.3%
$1,300,000	BMW Finance NV, EMTN	EUR	3.625%	01/29/18	$1,564,248
Financials - Norway - 4.0%
8,000,000	SpareBank 1 Boligkreditt AS, EMTN	NOK	5.950	06/18/18	996,712
Non-U.S. Government - Australia - 4.5%
1,400,000	Australia Government Bond, Series 132	AUD	5.500	01/21/18	1,094,923
Non-U.S. Government - New Zealand - 4.0%
1,350,000	New Zealand Government Bond	NZD	5.000	03/15/19	992,904
Non-U.S. Government Agency - Sweden - 10.9%
22,000,000	Kommuninvest I Sverige AB, Series 1806, MTN	SEK	1.000	06/20/18	2,700,689
Regional Authority - Australia - 16.8%
1,350,000	New South Wales Treasury Corp., Series 18	AUD	6.000	02/01/18	1,057,351
1,250,000	Queensland Treasury Corp., Series 18	AUD	6.000	02/21/18	981,226
1,350,000	Treasury Corp. of Victoria	AUD	5.500	11/15/18	1,086,435
1,300,000	Western Australian Treasury Corp., Series 18	AUD	3.750	10/23/18	1,029,192
					4,154,204
Regional Authority - Canada - 17.5%
1,400,000	Province of Alberta Canada	CAD	1.600	06/15/18	1,115,322
1,400,000	Province of British Columbia Canada	CAD	5.600	06/01/18	1,133,488
1,300,000	Province of Manitoba Canada	CAD	4.250	03/05/18	1,040,145
1,300,000	Province of Saskatchewan Canada	CAD	1.950	03/01/19	1,037,962
					4,326,917
Total Foreign Bonds (Cost $15,597,264)					15,830,597
Foreign Treasury Securities - 22.6% (a)
Non-U.S. Government - Belgium - 4.8%
1,000,000	Kingdom of Belgium Treasury Bill, Series 12M (b)	EUR	0.000	04/12/18	1,202,550
Non-U.S. Government - Canada - 4.5%
1,400,000	Canadian Treasury Bill (b)	CAD	0.925	03/22/18	1,111,135
Non-U.S. Government - Norway - 4.3%
8,750,000	Norway Treasury Bill (b)	NOK	0.212	12/19/18	1,062,124
Non-U.S. Government - Sweden - 4.6%
9,350,000	Sweden Treasury Bill (b)	SEK	0.000	06/20/18	1,144,355
Non-U.S. Government - United Kingdom - 4.4%
800,000	United Kingdom Treasury Bill (b)	GBP	0.175	03/12/18	1,079,497
Total Foreign Treasury Securities (Cost $5,379,596)					5,599,661
U.S. Government & Agency Obligations - 7.0% (a)
U.S. Treasury Securities - 7.0%
1,750,000	U.S. Treasury Bill (c)
	(Cost $1,747,298)	USD	1.239	02/15/18	1,747,364

Shares	Security Description	Currency	Rate	Value in USD
Money Market Fund - 0.3%
64,497	Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class (d)
	(Cost $64,497)	USD	1.146	64,497

Total Investments - 93.9% (Cost $22,788,655)				$23,242,119
Foreign Currencies – 5.4% (Cost $1,326,641)				1,342,573
Net Unrealized Gain/Loss on Forward Currency Contracts – (0.2)%				(59,409)
Other Assets & Liabilities, Net – 0.9%				224,919
NET ASSETS – 100.0%				$24,750,202

EMTN	European Medium Term Note
MTN	Medium Term Note
(a)	All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.
(b)	Zero coupon bond. Interest rate presented is yield to maturity.
(c)	Rate presented is yield to maturity.
(d)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

1

As of December 31, 2017, the Merk Absolute Return Currency Fund had the following forward currency contracts outstanding:

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	(12,335,000)	Australian Dollar	01/17/18	$(9,409,303)	$(215,221)
	(7,810,000)	British Pound Sterling	01/17/18	(10,447,195)	(103,855)
	1,895,000	British Pound Sterling	01/17/18	2,533,070	27,012
	16,595,000	Canadian Dollar	01/17/18	12,958,891	246,690
	4,510,000	Euro	01/17/18	5,337,193	79,955
	203,250,000	Japanese Yen	01/17/18	1,795,376	10,034
	(245,000)	New Zealand Dollar	01/17/18	(171,190)	(2,401)
	(8,290,000)	Norwegian Krone	01/17/18	(994,099)	(16,106)
	17,500,000	Norwegian Krone	01/17/18	2,095,249	37,271
	(20,200,000)	Swedish Krona	01/17/18	(2,415,689)	(49,504)
	(1,960,000)	Swiss Franc	01/17/18	(1,992,880)	(21,043)
	3,155,000	Swiss Franc	01/17/18	3,196,235	45,565
BNY Brokerage, Inc.	(3,495,000)	Euro	01/17/18	(4,137,916)	(60,074)
	6,035,000	Euro	01/17/18	7,122,549	126,340
	(862,100,000)	Japanese Yen	01/17/18	(7,674,053)	16,273
	537,650,000	Japanese Yen	01/17/18	4,768,561	7,225
	(46,320,000)	Norwegian Krone	01/17/18	(5,581,157)	(63,319)
	13,840,000	Norwegian Krone	01/17/18	1,649,693	36,826
J.P. Morgan Securities, LLC	5,310,000	Australian Dollar	01/17/18	4,071,737	71,451
	(5,090,000)	British Pound Sterling	01/17/18	(6,813,426)	(62,995)
	(9,895,000)	Canadian Dollar	01/17/18	(7,743,178)	(130,834)
	13,650,000	Canadian Dollar	01/17/18	10,620,051	242,028
	(311,200,000)	Japanese Yen	01/17/18	(2,782,092)	17,794
	242,150,000	Japanese Yen	01/17/18	2,155,540	(4,593)
	(2,770,000)	New Zealand Dollar	01/17/18	(1,931,914)	(30,730)
	(3,795,000)	Norwegian Krone	01/17/18	(455,190)	(7,263)
	(53,255,000)	Swedish Krona	01/17/18	(6,340,070)	(159,133)
	16,760,000	Swedish Krona	01/17/18	1,996,035	49,343
	(7,310,000)	Swiss Franc	01/17/18	(7,433,816)	(77,295)
	5,095,000	Swiss Franc	01/17/18	5,168,098	67,075
RBC Capital Markets, LLC	2,035,000	Australian Dollar	01/17/18	1,560,736	27,095
	(2,695,000)	British Pound Sterling	01/17/18	(3,620,355)	(20,500)
	1,495,000	British Pound Sterling	01/17/18	2,006,369	13,327
	(10,615,000)	Canadian Dollar	01/17/18	(8,276,202)	(170,755)
	(6,085,000)	Euro	01/17/18	(7,213,973)	(94,973)
	(266,700,000)	Japanese Yen	01/17/18	(2,376,732)	7,715
	(76,300,000)	Japanese Yen	01/17/18	(675,123)	(2,627)
	(5,915,000)	New Zealand Dollar	01/17/18	(4,130,131)	(60,858)
	10,580,000	New Zealand Dollar	01/17/18	7,396,210	100,097
	35,730,000	Norwegian Krone	01/17/18	4,265,298	88,699
	(19,020,000)	Swedish Krona	01/17/18	(2,260,330)	(60,858)
	(3,440,000)	Swiss Franc	01/17/18	(3,496,212)	(38,429)
	4,140,000	Swiss Franc	01/17/18	4,206,005	47,894
Societe Generale Securities	(3,105,000)	Canadian Dollar	01/17/18	(2,421,386)	(49,439)
	17,360,000	Swedish Krona	01/17/18	2,063,653	54,949
State Street Brokerage	(2,270,000)	Australian Dollar	01/17/18	(1,741,670)	(29,523)
	2,600,000	Australian Dollar	01/17/18	1,975,779	52,901
	1,425,000	Euro	01/17/18	1,681,527	30,100
	(4,245,000)	New Zealand Dollar	01/17/18	(2,966,901)	(40,833)
	1,505,000	New Zealand Dollar	01/17/18	1,056,253	10,093
					$(59,409)

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of December 31, 2017.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not
2

trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Foreign Bonds	$–	$15,830,597	$–	$15,830,597
Foreign Treasury Securities	–	5,599,661	–	5,599,661
U.S. Government & Agency Obligations	–	1,747,364	–	1,747,364
Money Market Fund	–	64,497	–	64,497
Investments at Value	$–	$23,242,119	$–	$23,242,119
Other Financial Instruments*
Forward Currency Contracts	–	1,513,752	–	1,513,752
Total Assets	$–	$24,755,871	$–	$24,755,871
Liabilities
Other Financial Instruments*
Forward Currency Contracts	$–	$(1,573,161)	$–	$(1,573,161)
Total Liabilities	$–	$(1,573,161)	$–	$(1,573,161)

*
Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2017.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

3

MERK HARD CURRENCY FUND	DECEMBER 31, 2017
SCHEDULE OF INVESTMENTS (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD
Foreign Bonds - 47.7% (a)
Aerospace/Defense-Equip - Netherlands - 3.5%
$3,000,000	Airbus Finance BV, EMTN	EUR	5.500%	09/25/18	$3,750,369
Automotive - Netherlands - 7.0%
3,300,000	BMW Finance NV, EMTN	EUR	3.625	01/29/18	3,970,783
3,000,000	Daimler International Finance BV, EMTN (b)	EUR	0.000	03/15/19	3,606,502
					7,577,285
Financials - Netherlands - 2.1%
17,900,000	Bank Nederlandse Gemeenten NV, EMTN	SEK	2.125	02/13/19	2,232,146
Financials - Norway - 3.8%
33,000,000	SpareBank 1 Boligkreditt AS, EMTN	NOK	5.950	06/18/18	4,111,435
Financials - Sweden - 1.7%
1,450,000	Investor AB, EMTN	EUR	3.250	09/17/18	1,782,737
Non-U.S. Government - Australia - 1.1%
1,500,000	Australia Government Bond, Series 132	AUD	5.500	01/21/18	1,173,132
Non-U.S. Government - Austria - 2.3%
2,000,000	Republic of Austria Government Bond (c)	EUR	1.950	06/18/19	2,487,180
Non-U.S. Government - Sweden - 1.9%
1,700,000	Sweden Government International Bond, EMTN	EUR	0.875	01/31/18	2,042,540
Non-U.S. Government Agency - Sweden - 5.6%
22,000,000	Kommuninvest I Sverige AB, MTN	SEK	2.250	03/12/19	2,762,242
26,900,000	Kommuninvest I Sverige AB, Series 1806, MTN	SEK	1.000	06/20/18	3,302,206
					6,064,448
Regional Authority - Australia - 1.6%
2,150,000	Treasury Corp. of Victoria	AUD	5.500	11/15/18	1,730,248
Regional Authority - Canada - 3.5%
4,700,000	Province of British Columbia Canada	CAD	5.600	06/01/18	3,805,280
Regional Authority - Sweden - 1.0%
8,650,000	City of Gothenburg Sweden, EMTN	SEK	2.125	03/19/18	1,060,757
Supranational Bank - Europe - 12.6%
3,000,000	European Financial Stability Facility, EMTN	EUR	1.250	01/22/19	3,667,497
4,100,000	European Investment Bank, EMTN	EUR	1.000	07/13/18	4,960,464
3,500,000	European Stability Mechanism, EMTN	EUR	1.250	10/15/18	4,260,352
5,030,000	International Bank for Reconstruction & Development, GDIF	SEK	1.375	06/23/19	626,960
					13,515,273
Total Foreign Bonds (Cost $48,610,163)					51,332,830
Foreign Treasury Securities - 20.8% (a)
Non-U.S. Government - Belgium - 3.4%
3,000,000	Kingdom of Belgium Treasury Bill, Series 12M (b)	EUR	0.000	04/12/18	3,607,651
Non-U.S. Government - Canada - 6.6%
9,000,000	Canadian Treasury Bill (b)	CAD	0.920	03/22/18	7,143,007
Non-U.S. Government - Ireland - 5.1%
4,600,000	Republic of Ireland Treasury Bill (b)	EUR	0.000	09/24/18	5,541,108
Non-U.S. Government - Norway - 5.7%
50,420,000	Norway Treasury Bill, Series 38 (b)(c)	NOK	0.310	03/21/18	6,137,661
Total Foreign Treasury Securities (Cost $22,177,825)					22,429,427
U.S. Government & Agency Obligations - 17.4% (a)
U.S. Treasury Securities - 17.4%
18,700,000	U.S. Treasury Bill (d)
	(Cost $18,671,195)	USD	1.203-1.265	02/15/18	18,671,830

1

Shares	Security Description	Currency	Value in USD
Exchange Traded Product - 8.6%
717,800	VanEck Merk Gold Trust ETF (e)(f)
	(Cost $9,025,314)	USD	$9,223,730

Shares	Security Description	Currency	Rate	Value in USD
Money Market Fund - 0.1%
122,792	Morgan Stanley Institutional Liquidity Funds Treasury
	Securities Portfolio, Institutional Class (g)
	(Cost $122,792)	USD	1.146	122,792

Total Investments - 94.6% (Cost $98,607,289)				$101,780,609
Foreign Currencies –4.8% (Cost $5,092,250)				5,207,454
Net Unrealized Gain/Loss on Forward Currency Contracts – 0.0%				(8,772)
Other Assets & Liabilities, Net –0.6%				636,334
NET ASSETS –100.0%				$107,615,625

EMTN	European Medium Term Note
ETF	Exchange Traded Fund
GDIF	Global Debt Issuance Facility
MTN	Medium Term Note
(a)	All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.
(b)	Zero coupon bond. Interest rate presented is yield to maturity.
(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $8,624,841 or 8.0% of net assets.
(d)	Rate presented is yield to maturity.
(e)	Affiliate.
(f)	Non-income producing security.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

Affiliated investments are investments that are managed by the Adviser, and are noted in the Merk Hard Currency Fund’s Schedule of Investments. Transactions during the period with affiliates were as follows:

Exchange Traded Product
VanEck Merk Gold Trust ETF	Balance 3/31/2017	Gross Additions	Gross Reductions	Change in Unrealized Depreciation	Balance 12/31/2017	Realized Loss	Investment Income
Shares/Principal	802,800	–	(85,000)	–	717,800
Cost	$10,120,259	$–	$(1,094,945)	$–	$9,025,314	$(2,905)	$–
Value	9,898,524	–	–	420,151	9,223,730

At December 31, 2017, the Merk Hard Currency Fund held the following exchange traded futures contract:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
11	Gold 100 oz. Future	03/06/18	$1,365,898	$74,332

As of December 31, 2017, the Merk Hard Currency Fund had the following forward currency contracts outstanding:

Counterparty	Contracts to Purchase	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	165,000,000 Japanese Yen	01/10/18	$1,466,899	$(1,770)
BNY Brokerage, Inc.	120,000,000 Japanese Yen	01/10/18	1,069,758	(4,210)
RBC Capital Markets, LLC	50,000,000 Japanese Yen	01/10/18	441,467	2,511
Societe Generale Securities	450,000,000 Japanese Yen	01/10/18	3,993,825	1,979
	1,305,000,000 Japanese Yen	01/10/18	11,595,115	(7,282)
				$(8,772)

The following is a summary of the inputs used to value the Fund's investments and other financial instruments as of December 31, 2017.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
2

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Foreign Bonds	$–	$51,332,830	$–	$51,332,830
Foreign Treasury Securities	–	22,429,427	–	22,429,427
U.S. Government & Agency Obligations	–	18,671,830	–	18,671,830
Exchange Traded Product	9,223,730	–	–	9,223,730
Money Market Fund	–	122,792	–	122,792
Investments at Value	$9,223,730	$92,556,879	$–	$101,780,609
Other Financial Instruments*
Forward Currency Contracts	–	4,490	–	4,490
Futures	74,332	–	–	74,332
Total Other Financial Instruments*	$74,332	$4,490	$–	$78,822
Total Assets	$9,298,062	$92,561,369	$–	$101,859,431
Liabilities
Other Financial Instruments*
Forward Currency Contracts	$–	$(13,262)	$–	$(13,262)
Total Other Financial Instruments*	$–	$(13,262)	$–	$(13,262)
Total Liabilities	$–	$(13,262)	$–	$(13,262)

*
Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts and futures, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2017.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
3

PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2017

Shares	Security Description	Value
Common Stock - 95.9%
Consumer Discretionary - 16.6%
30,000	Adient PLC	$2,361,000
2,560	Amazon.com, Inc. (a)	2,993,843
26,957	Aptiv PLC	2,286,762
8,985	Delphi Technologies PLC (a)	471,443
7,837	McDonald's Corp.	1,348,905
10,431	The Home Depot, Inc.	1,976,988
1,322	The Priceline Group, Inc. (a)	2,297,292
22,148	The TJX Cos., Inc.	1,693,436
		15,429,669
Consumer Staples - 2.8%
46,960	Unilever PLC, ADR	2,598,766

Energy - 2.9%
51,762	Enbridge, Inc. (a)	2,024,412
6,630	Phillips 66	670,624
		2,695,036
Financial - 17.2%
31,188	Aflac, Inc.	2,737,683
24,040	American Express Co.	2,387,412
10,616	Berkshire Hathaway, Inc., Class B (a)	2,104,304
21,251	JPMorgan Chase & Co.	2,272,582
20,995	Mastercard, Inc., Class A	3,177,803
29,100	Visa, Inc., Class A	3,317,982
		15,997,766
Health Care - 18.4%
15,807	Amgen, Inc.	2,748,838
22,548	Celgene Corp. (a)	2,353,110
26,621	Danaher Corp.	2,470,961
26,530	Gilead Sciences, Inc.	1,900,609
24,485	Johnson & Johnson	3,421,044
28,845	Merck & Co., Inc.	1,623,108
71,337	Pfizer, Inc.	2,583,826
		17,101,496
Industrials - 2.9%
4,227	General Dynamics Corp.	859,983
14,500	United Technologies Corp.	1,849,765
		2,709,748
Technology - 35.1%
17,804	Accenture PLC, Class A	2,725,614
4,425	Alphabet, Inc., Class A (a)	4,661,295
19,027	Apple, Inc.	3,219,939
50,878	Applied Materials, Inc.	2,600,883
67,903	Cisco Systems, Inc.	2,600,685

Shares	Security Description	Value
Technology - 35.1% (continued)
14,270	IBM	$2,189,304
88,808	Intel Corp.	4,099,377
32,140	Microsoft Corp.	2,749,256
46,035	QUALCOMM, Inc.	2,947,161
26,160	Skyworks Solutions, Inc.	2,483,892
32,000	Vantiv, Inc., Class A (a)	2,353,600
		32,631,006
Total Common Stock (Cost $62,133,073)		89,163,487
Investments, at value - 95.9% (Cost$62,133,073)		$89,163,487
Other Assets & Liabilities, Net - 4.1%		3,834,104
Net Assets - 100.0%		$92,997,591

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
1

PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$89,163,487
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$89,163,487

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2017.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

2

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	2/27/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	2/27/18

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer
Date	2/27/18